UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION

			    Washington,  D.C.     20549


				      FORM N-Q

		   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                REGISTERED MANAGEMENT INVESTMENT COMPANIES



              Investment Company Act file number 811-05641
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                        The Park Avenue Portfolio
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


                  7 Hanover Square New York, N.Y. 10004
-----------------------------------------------------------------------
          (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                            Thomas G. Sorell
     The Park Avenue Portfolio                The Park Avenue Portfolio
     7 Hanover Square                         7 Hanover Square
     New York, N.Y. 10004                     New York, N.Y. 10004

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			(Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  September 30, 2005
-----------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


The Guardian Park Avenue Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


Shares                                            Value
------------------------------------------------------------------
Common Stocks - 99.4%
Aerospace and Defense - 3.3%
      145,200       Boeing Co.                  $ 9,866,340
       98,000       General Dynamics Corp.        11,715,900
      162,200       United Technologies Corp.     8,408,448

                                                  29,990,688

Air Freight and Logistics - 0.5%
       67,000       United Parcel Svc., Inc. - Cla4,631,710

Beverages - 2.6%
      201,700       Coca-Cola Co.                 8,711,423
      261,100       PepsiCo., Inc.                14,806,981

                                                  23,518,404

Biotechnology - 1.6%
      180,400       Amgen, Inc.*                  14,372,468

Capital Markets - 3.0%
       82,600       Goldman Sachs Group, Inc.     10,042,508
      145,500       Lehman Brothers Hldgs., Inc.  16,947,840

                                                  26,990,348

Chemicals - 0.5%
      105,700       Rohm & Haas Co.               4,347,441

Commercial Banks - 6.4%
      340,100       Bank of America Corp.         14,318,210
      331,400       Commerce Bancorp, Inc.        10,170,666
      424,400       Wachovia Corp.                20,197,196
      242,700       Wells Fargo & Co.             14,214,939

                                                  58,901,011

Commercial Services and Supplies - 1.3%
       77,800       Dun & Bradstreet Corp.*       5,124,686
      184,700       Robert Half Int'l., Inc.      6,573,473

                                                  11,698,159

Communications Equipment - 2.4%
      790,200       Cisco Systems, Inc.*          14,168,286
      163,700       QUALCOMM, Inc.                7,325,575

                                                  21,493,861

Computers and Peripherals - 3.9%
       73,200       Apple Computer, Inc.*         3,924,252
      260,000       Dell, Inc.*                   8,892,000
      374,100       EMC Corp.*                    4,840,854
      407,400       Hewlett Packard Co.           11,896,080
       79,000       Int'l. Business Machines      6,337,380

                                                  35,890,566

Consumer Finance - 1.6%
      101,200       American Express Co.          5,812,928
      106,400       Capital One Financial Corp.   8,460,928

                                                  14,273,856

Diversified Financial Services - 2.8%
      556,766       Citigroup, Inc.               25,343,988

Diversified Telecommunication Services - 3.5%
      404,400       AT & T Corp.                  8,007,120
      172,100       BellSouth Corp.               4,526,230
      510,300       SBC Comm., Inc.               12,231,891

Shares                                            Value
------------------------------------------------------------------
      226,700       Verizon Comm.               $ 7,410,823

                                                  32,176,064

Electric Utilities - 1.4%
      150,600       Exelon Corp.                  8,048,064
      105,200       FPL Group, Inc.               5,007,520

                                                  13,055,584

Electrical Equipment - 0.6%
       98,100       Rockwell Automation, Inc.     5,189,490

Energy Equipment and Services - 2.1%
       75,700       Halliburton Co.               5,186,964
      232,700       Transocean, Inc.*             14,266,837

                                                  19,453,801

Food and Staples Retailing - 1.2%
      259,200       Wal-Mart Stores, Inc.         11,358,144

Food Products - 1.6%
       73,100       Bunge Ltd.                    3,846,522
      158,500       Dean Foods Co.*               6,159,310
      142,300       McCormick & Co., Inc.         4,643,249

                                                  14,649,081

Health Care Equipment and Supplies - 1.5%
      203,900       Boston Scientific Corp.*      4,765,143
      162,300       Medtronic, Inc.               8,702,526

                                                  13,467,669

Health Care Providers and Services - 1.9%
      151,200       McKesson Corp.                7,174,440
      189,100       UnitedHealth Group, Inc.      10,627,420

                                                  17,801,860

Hotels, Restaurants and Leisure - 2.0%
      130,600       Carnival Corp.                6,527,388
      341,700       Hilton Hotels Corp.           7,626,744
      112,400       McDonald's Corp.              3,764,276

                                                  17,918,408

Household Durables - 1.4%
      131,500       Centex Corp.                  8,492,270
       72,300       Lennar Corp. Class A          4,320,648

                                                  12,812,918

Household Products - 4.3%
      198,700       Colgate-Palmolive Co.         10,489,373
      483,900       Procter & Gamble Co.          28,772,694

                                                  39,262,067

Industrial Conglomerates - 4.7%
      129,300       3M Co.                        9,485,448
      782,300       General Electric Co.          26,340,041
      257,100       Tyco Int'l. Ltd.              7,160,235

                                                  42,985,724

Information Technology Services - 1.0%
       95,100       Affiliated Computer Svcs., Inc5,192,460
       71,200       First Data Corp.              2,848,000
       33,000       Paychex, Inc.                 1,223,640

                                                  9,264,100

Shares                                            Value
------------------------------------------------------------------

Insurance - 2.9%
      133,900       Allstate Corp.              $ 7,403,331
       76,600       Ambac Financial Group, Inc.   5,519,796
      226,400       American Int'l. Group, Inc.   14,027,744

                                                  26,950,871

Internet and Catalog Retail - 0.8%
      174,600       eBay, Inc.*                   7,193,520

Internet Software and Services - 0.4%
      109,500       Yahoo! Inc.*                  3,705,480

Machinery - 1.9%
      166,900       Caterpillar, Inc.             9,805,375
      116,800       Deere & Co.                   7,148,160

                                                  16,953,535

Media - 3.9%
      209,700       Clear Channel Comm., Inc.     6,897,033
      426,600       Comcast Corp. - Class A*      12,533,508
      224,800       Time Warner, Inc.             4,071,128
      359,400       Viacom, Inc. - Class B        11,863,794

                                                  35,365,463

Metals and Mining - 0.7%
       51,800       Phelps Dodge Corp.            6,730,374

Multiline Retail - 0.6%
      110,000       J.C. Penney Co., Inc.         5,216,200

Multi-Utilities - 1.3%
      101,700       Dominion Resources, Inc.      8,760,438
      133,100       NiSource, Inc.                3,227,675

                                                  11,988,113

Office Electronics - 0.6%
       96,400       Canon, Inc. ADR               5,230,664

Oil, Gas and Consumable Fuels - 7.6%
      179,500       Chevron Corp.                 11,619,035
      214,700       ConocoPhillips                15,009,677
      201,200       Devon Energy Corp.            13,810,368
      278,400       Exxon Mobil Corp.             17,689,536
      134,400       Occidental Petroleum Corp.    11,481,792

                                                  69,610,408

Personal Products - 0.8%
      214,400       Estee Lauder Cos., Inc.       7,467,552

Pharmaceuticals - 7.3%
      224,100       Abbott Laboratories           9,501,840
      107,200       AstraZeneca PLC ADR           5,049,120
      299,340       Johnson & Johnson             18,942,235
      629,740       Pfizer, Inc.                  15,724,608
      385,200       Wyeth                         17,823,204

                                                  67,041,007

Road and Rail - 0.6%
       97,900       Burlington Northern Santa Fe  5,854,420

Semiconductors and Semiconductor Equipment - 3.0%
      704,100       Intel Corp.                   17,356,065
      291,300       Texas Instruments, Inc.       9,875,070

                                                  27,231,135

Shares                                            Value
------------------------------------------------------------------

Software - 3.8%
      165,100       Adobe Systems, Inc.         $ 4,928,235
       52,600       Computer Associates Int'l., In1,462,806
       27,200       Electronic Arts, Inc.*        1,547,408
      814,600       Microsoft Corp.               20,959,658
      354,300       Oracle Corp.*                 4,389,777
       61,000       Symantec Corp.*               1,382,260

                                                  34,670,144

Specialty Retail - 0.9%
      220,400       Home Depot, Inc.              8,406,056

Textiles, Apparel and Luxury Goods - 0.5%
      141,800       Coach, Inc.*                  4,446,848

Thrifts and Mortgage Finance - 2.5%
      319,700       Countrywide Financial Corp.   10,543,706
      213,700       Federal Home Loan Mortgage Cor12,065,502

                                                  22,609,208

Tobacco - 1.5%
      190,700       Altria Group, Inc.            14,056,497

Wireless Telecommunication Services - 0.7%
      257,000       American Tower Corp.*         6,412,150

             Total Common Stocks
(Cost $787,335,592)                               907,987,055


Principal
Amount                                            Value
------------------------------------------------------------------

Repurchase Agreement - 0.9%
  $8,299,000        State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 9/30/2005, maturity
                    value $8,301,524 at
                    3.65%, due 10/3/2005(1)
                    (Cost $8,299,000)           $ 8,299,000

Total Investments - 100.3%
(Cost $795,634,592)                               916,286,055
Liablities in Excess of Cash, Receivables
and Other Assets - (0.3)%                         -2,585,339
Net Assets - 100%                               $ 913,700,716



*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $8,395,000 in U.S. Government Agency 5.40%, due 6/15/2015, with a value of $8,468,456.


Glossary of Terms:
             ADR - American Depositary Receipt.


-----------------------------------------------------------------

-----------------------------------------------------------------
Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation ................. $  135,518,871
Gross unrealized depreciation .................    (14,867,408)
                                                   --------------
Net unrealized appreciation ...................  $ 120,651,463

                                                  ==============
-----------------------------------------------------------------

The Guardian UBS Large Cap Value Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


Shares                                               Value
------------------------------------------------------------------
Common Stocks - 96.6%
Aerospace and Defense - 3.0%
      26,700      Lockheed Martin Corp.          $   1,629,768
      19,000      Northrop Grumman Corp.             1,032,650

                                                     2,662,418

Air Freight and Logistics - 1.5%
      15,900      FedEx Corp.                        1,385,367

Auto Components - 2.5%
      14,300      BorgWarner, Inc.                     807,378
      23,600      Johnson Controls, Inc.             1,464,380

                                                     2,271,758

Biotechnology - 1.0%
      18,800      Cephalon, Inc.*                      872,696

Building Products - 1.7%
      48,800      Masco Corp.                        1,497,184

Capital Markets - 7.2%
      62,700      Mellon Financial Corp.             2,004,519
      61,800      Morgan Stanley                     3,333,492
      22,500      Northern Trust Corp.               1,137,375

                                                     6,475,386

Commercial Banks - 9.1%
      34,556      Bank of America Corp.              1,454,807
      46,700      Fifth Third Bancorp                1,715,291
      28,300      PNC Financial Svcs. Group          1,641,966
      56,500      Wells Fargo & Co.                  3,309,205

                                                     8,121,269

Commercial Services and Supplies - 0.7%
      32,700      Cendant Corp.                        674,928

Computers and Peripherals - 1.2%
      37,000      Hewlett Packard Co.                1,080,400

Diversified Financial Services - 8.8%
     100,900      Citigroup, Inc.                    4,592,968
      96,800      J.P. Morgan Chase & Co.            3,284,424

                                                     7,877,392

Diversified Telecommunication Services - 1.8%
      69,200      SBC Comm., Inc.                    1,658,724

Electric Utilities - 8.0%
      46,800      American Electric Power, Inc.      1,857,960
      43,700      Exelon Corp.                       2,335,328
      40,900      FirstEnergy Corp.                  2,131,708
      37,300      Pepco Hldgs., Inc.                   867,971

                                                     7,192,967

Energy Equipment and Services - 0.6%
       9,600      Baker Hughes, Inc.                   572,928

Food and Staples Retailing - 3.5%
      42,000      Costco Wholesale Corp.             1,809,780
      63,100      Kroger Co.*                        1,299,229

                                                     3,109,009

Health Care Providers and Services - 4.7%
       4,900      Caremark Rx, Inc.*                   244,657
      23,900      Medco Health Solutions, Inc.*      1,310,437




Shares                                               Value
------------------------------------------------------------------
      47,400      UnitedHealth Group, Inc.       $   2,663,880

                                                     4,218,974

Household Products - 1.0%
      14,500      Kimberly-Clark Corp.                 863,185

Information Technology Services - 1.1%
      40,000      Accenture Ltd. - Class A*          1,018,400

Insurance - 4.1%
      34,400      American Int'l. Group, Inc.        2,131,424
      19,500      Hartford Financial Svcs. Group, Inc1,504,815

                                                     3,636,239

Internet and Catalog Retail - 1.6%
      53,900      Expedia, Inc.*                     1,067,759
      15,300      IAC/ InterActiveCorp*                387,855

                                                     1,455,614

Machinery - 2.1%
      22,400      Illinois Tool Works, Inc.          1,844,192

Media - 6.8%
      29,300      Clear Channel Comm., Inc.            963,677
      19,900      Omnicom Group, Inc.                1,664,237
      34,300      The DIRECTV Group, Inc.*             513,814
     108,500      Time Warner, Inc.                  1,964,935
      36,400      Univision Comm., Inc. - Class A*     965,692

                                                     6,072,355

Multi-Utilities - 1.5%
      18,100      NiSource, Inc.                       438,925
      20,100      Sempra Energy                        945,906

                                                     1,384,831

Oil, Gas and Consumable Fuels - 9.0%
      73,700      Exxon Mobil Corp.                  4,682,898
      49,100      Marathon Oil Corp.                 3,384,463

                                                     8,067,361

Pharmaceuticals - 5.0%
      35,200      Bristol-Myers Squibb Corp.           846,912
      29,400      Johnson & Johnson                  1,860,432
      38,500      Wyeth                              1,781,395

                                                     4,488,739

Road and Rail - 1.8%
      27,300      Burlington Northern Santa Fe       1,632,540

Software - 1.8%
      64,200      Microsoft Corp.                    1,651,866

Thrifts and Mortgage Finance - 2.4%
      37,500      Federal Home Loan Mortgage Corp.   2,117,250

Wireless Telecommunication Services - 3.1%
     115,342      Sprint Nextel Corp.                2,742,833

            Total Common Stocks
(Cost $66,141,234)                                   86,646,805


Shares                                               Value
------------------------------------------------------------------
Exchange-Traded Fund - 2.4%
    $17,100       S&P Depositary Receipts Trust Series I
                  exp 12/31/2099
(Cost $2,028,220)                                 $   2,103,984


Principal
Amount                                               Value
------------------------------------------------------------------
Repurchase Agreement - 1.6%
   1,473,000      State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2005, maturity
                  value $1,473,448 at
                  3.65%, due 10/3/2005(1)
(Cost $1,473,000)                                $   1,473,000

Total Investments - 100.6%
(Cost $69,642,454)                                   90,223,789
Liablities in Excess of Cash, Receivables and
Other Assets - (0.6)%                                 -529,897
Net Assets - 100%                                $   89,693,892


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $1,490,000 in U.S. Government Agency 4.25%, due 5/15/2009, with a value of $1,504,201.

-----------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................. $     21,338,102
Gross unrealized depreciation ..................     (    756,767)
								   --------------
Net unrealized appreciation ................... $      20,581,335
                                                   ==============

-----------------------------------------------------------------

Guardian Park Avenue Small Cap Fund

Schedule of Investments

September 30, 2005 (Unaudited)

Shares                                            Value
------------------------------------------------------------------
Common Stocks - 99.6%
Aerospace and Defense - 3.8%
            82,700    AAR Corp.*                $ 1,420,786
            28,500    Aviall, Inc.*                 962,730
            75,300    EDO Corp.                   2,261,259
            21,600    Engineered Support Systems,   886,464
            34,300    Esterline Technologies Corp 1,299,627

                                                  6,830,866

Air Freight and Logistics - 1.4%
            32,700    UTi Worldwide, Inc.         2,540,790

Airlines - 1.1%
            77,400    Skywest, Inc.               2,075,868

Biotechnology - 2.8%
           179,100    Immunicon Corp.*              703,863
            90,500    Keryx Biopharmaceuticals, I 1,426,280
            75,900    Nabi Biopharmaceuticals*      994,290
            68,200    Protein Design Labs., Inc.* 1,909,600

                                                  5,034,033

Capital Markets - 4.0%
            63,700    Affiliated Managers Group,  4,613,154
            18,200    Investors Financial Svcs. C   598,780
            52,300    Nuveen Invesments           2,060,097

                                                  7,272,031

Chemicals - 3.6%
            38,700    Albemarle Corp              1,458,990
            77,200    Georgia Gulf Corp.          1,858,976
            43,500    Lubrizol Corp.              1,884,855
            70,300    Olin Corp.                  1,334,997

                                                  6,537,818

Commercial Banks - 3.8%
            96,900    East West Bancorp, Inc.     3,298,476
            45,500    Westcorp                    2,679,950
            17,000    Wintrust Financial Corp.      854,420

                                                  6,832,846

Commercial Services and Supplies - 6.8%
            48,600    G & K Svcs., Inc.           1,914,354
           131,600    Knoll, Inc.                 2,414,860
           107,300    Labor Ready, Inc.*          2,752,245
            94,600    Resources Connection, Inc.* 2,802,998
            41,500    Stericycle, Inc.*           2,371,725

                                                 12,256,182

Communications Equipment - 2.1%
           205,000    Arris Group, Inc.*          2,431,300
            88,800    Polycom, Inc.*              1,435,896

                                                  3,867,196

Computers and Peripherals - 1.7%
            65,600    Palm, Inc.*                 1,858,448
            60,200    Synaptics, Inc.*            1,131,760

                                                  2,990,208

Diversified Consumer Services - 0.9%
            45,000    Universal Technical Institu 1,602,450


Shares                                            Value
------------------------------------------------------------------

Diversified Telecommunication Services - 2.6%
           102,000    Iowa Telecom. Svcs., Inc. $ 1,715,640
            64,700    New Skies Satellites Hldgs. 1,361,935
           123,800    Valor Comm. Group, Inc.     1,687,394

                                                  4,764,969

Electric Utilities - 1.1%
            33,700    ITC Hldgs. Corp.              976,626
            39,300    Weststar Energy, Inc.         948,309

                                                  1,924,935

Electronic Equipment and Instruments - 2.4%
           111,900    Benchmark Electronics, Inc. 3,370,428
            31,400    Flir Sys Inc*                 928,812

                                                  4,299,240

Energy Equipment and Services - 3.0%
            49,600    Dresser-Rand Group, Inc.*   1,221,648
            47,000    FMC Technologies, Inc.*     1,979,170
           152,300    Key Energy Svcs., Inc.*     2,246,425

                                                  5,447,243

Food and Staples Retailing - 0.6%
            30,200    United Natural Foods, Inc.* 1,067,872

Food Products - 2.4%
            45,500    Flowers Foods, Inc.         1,241,240
            48,200    Hain Celestial Group, Inc.*   935,080
            74,800    Lance Inc                   1,306,008
            31,400    TreeHouse Foods, Inc.*        844,032

                                                  4,326,360

Gas Utilities - 1.0%
            25,500    Energen Corp.               1,103,130
            28,400    Piedmont Natural Gas Co., I   714,828

                                                  1,817,958

Health Care Equipment and Supplies - 2.6%
            84,600    American Medical Systems Hl 1,704,690
            44,300    DJ Orthopedics, Inc.*       1,282,042
           188,600    OraSure Technologies, Inc.* 1,778,498

                                                  4,765,230

Hotels, Restaurants and Leisure - 3.4%
            43,100    Fairmont Hotels & Resorts,  1,440,402
            31,500    Rare Hospitality Int'l., In   809,550
            49,000    Shuffle Master, Inc.*       1,295,070
            94,200    Sonic Corp.*                2,576,370

                                                  6,121,392

Household Durables - 3.9%
            30,400    Meritage Homes Corp.*       2,330,464
            46,200    Snap-On, Inc.               1,668,744
            21,800    Standard Pacific Corp.        904,918
            72,100    WCI Communities, Inc.*      2,045,477

                                                  6,949,603

Information Technology Services - 1.0%
            28,700    CACI Int'l., Inc,*          1,739,220

Insurance - 3.7%
            67,600    Allmerica Financial Corp.*  2,781,064

Shares                                            Value
------------------------------------------------------------------

             9,500    Aspen Insurance Hldgs. Ltd$   280,725
            29,900    Endurance Specialty Hldgs.  1,019,889
            39,500    Stewart Information Svcs. C 2,022,400
            13,700    Triad Guaranty, Inc.*         537,314

                                                  6,641,392

Internet and Catalog Retail - 1.3%
           121,700    Insight Enterprises, Inc.*  2,263,620

Machinery - 0.8%
            51,200    Watts Water Technologies, I 1,477,120

Media - 2.7%
            32,200    Entercom Comm. Corp.*       1,017,198
           103,500    Gray Television, Inc.       1,096,065
            59,300    Lin TV Corp.*                 827,235
            95,300    Westwood One, Inc.          1,895,517

                                                  4,836,015

Metals and Mining - 0.7%
            52,300    Century Aluminum Co.*       1,175,704

Oil, Gas and Consumable Fuels - 3.2%
            63,000    Alon USA Energy, Inc.*      1,521,450
            39,000    Bill Barrett Corp.*         1,435,980
            28,300    Cimarex Energy Co.*         1,282,839
            33,800    Plains Exploration & Produc 1,447,316
                 4    Tel Offshore Trust                 44

                                                  5,687,629

Personal Products - 0.4%
            69,100    Playtex Products, Inc.*       760,100

Pharmaceuticals - 4.7%
            60,900    Barrier Therapeutics, Inc.*   510,951
           209,500    Discovery Laboratories, Inc 1,351,275
            79,200    MGI Pharma, Inc.*           1,846,152
           161,000    Pain Therapeutics, Inc.*    1,012,690
           177,150    Salix Pharmaceuticals Ltd.* 3,764,437

                                                  8,485,505

Real Estate - 5.3%
            15,200    Alexandria Real Estate Equi 1,256,888
            26,600    Federal Realty Investment T 1,620,738
            41,900    Reckson Assocs. Realty Corp 1,447,645
            52,200    Redwood Trust, Inc.         2,537,442
            96,200    Tanger Factory Outlet Cente 2,675,322

                                                  9,538,035

Road and Rail - 0.7%
            76,900    Werner Enterprises, Inc.    1,329,601

Semiconductors and Semiconductor Equipment - 5.8%
            58,200    Brooks Automation, Inc.*      775,806
           125,900    Cypress Semiconductor Corp. 1,894,795
           106,300    Netlogic Microsystems, Inc. 2,295,017
            50,200    Sigmatel, Inc.*             1,016,048
            93,200    Silicon Image, Inc.*          828,548
            84,300    Varian Semiconductor Equipm 3,571,791

                                                 10,382,005

Shares                                            Value
------------------------------------------------------------------

Software - 7.5%
            60,500    Blackboard, Inc.*         $ 1,513,105
            82,800    FactSet Research Systems, I 2,917,872
           324,500    Informatica Corp.*          3,900,490
           126,400    Internet Security Systems,  3,034,864
           314,100    Parametric Technology Corp. 2,189,277

                                                 13,555,608

Specialty Retail - 2.9%
            67,000    Aeropostale, Inc.*          1,423,750
            84,300    bebe stores, inc.           1,475,250
            85,900    New York & Co., Inc.*       1,408,760
            33,800    The Sports Authority, Inc.*   995,072

                                                  5,302,832

Thrifts and Mortgage Finance - 2.8%
           154,100    BankAtlantic Bancorp, Inc.  2,618,159
           140,500    Commercial Capital Bancorp, 2,388,500

                                                  5,006,659

Trading Companies and Distributors - 1.1%
            62,500    Hughes Supply, Inc.         2,037,500

                      Total Common Stocks
                      (Cost $161,180,483)        179,543,635

Principal
Amount                                           Value
------------------------------------------------------------------
Repurchase Agreement - 1.2%
       $2,086,000     State Street Bank and Trust Co.
                      repurchase agreement,
                      dated 9/30/2005, maturity
                      value $2,086,634 at
                      3.65%, due 10/3/2005(1)
                      (Cost $2,086,000)         $ 2,086,000

Total Investments - 100.8%
(Cost $163,266,483)                              181,629,635
Liablities in Excess of Cash, Receivables
and Other Assets - (0.8)%                        -1,402,639
Net Assets - 100%                               $180,226,996

*  Non-income producing security.
(1)  The repurchase agreement is fully collateralized by $2,110,000 in
U.S.
Government Agency 5.40%, due 6/15/2015, with a value of $2,128,463.
-----------------------------------------------------------------

-----------------------------------------------------------------
Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation.................. $     25,354,245
Gross unrealized depreciation ..................      (6,991,093)
								   --------------
Net unrealized appreciation ................... $     18,363,152
 								  ==============
-----------------------------------------------------------------

The Guardian UBS Small Cap Value Fund

Schedule of Investments

September 30, 2005 (Unaudited)

Shares                                                Value
------------------------------------------------------------------
Common Stocks - 97.0%
Aerospace and Defense - 3.6%
  22,800        Esterline Technologies Corp.* $        863,892
  19,600        Triumph Group, Inc.*                   728,532

                                                      1,592,424

Airlines - 2.1%
  53,100        AMR Corp.*                             593,658
  49,700        Pinnacle Airlines Corp.*               323,050

                                                       916,708

Auto Components - 1.8%
  35,400        American Axle & Mfg. Hldgs., Inc.      817,032

Biotechnology - 1.0%
  25,900        Alkermes, Inc.*                        435,120

Building Products - 2.7%
  14,800        American Woodmark Corp.                497,280
   7,600        Apogee Enterprises, Inc.               129,960
  23,500        Trex, Inc.*                            564,000

                                                      1,191,240

Capital Markets - 5.8%
  50,000        Apollo Investment Corp.                990,000
  17,400        Lazard Ltd.                            440,220

                                                      1,430,220

Chemicals - 2.1%
  17,600        Airgas, Inc.                           521,488
   9,300        Lubrizol Corp.                         402,969

                                                       924,457

Commercial Banks - 5.1%
  20,400        Boston Private Financial Hldgs., Inc.  541,416
  26,100        Colonial BancGroup, Inc.               584,640
   7,900        Cullen/Frost Bankers, Inc.             389,786
  21,500        South Financial Group, Inc.            577,060
   6,100        Trustmark Corp.                        169,885

                                                      2,262,787

Commercial Services and Supplies - 3.7%
  43,400        Coinstar, Inc.*                        803,334
  28,900        McGrath Rentcorp                       818,737

                                                      1,622,071

Communications Equipment - 3.0%
  19,400        Harris Corp.                           810,920
  17,300        Plantronics, Inc.                      533,013

                                                      1,343,933

Containers and Packaging - 1.1%
  43,300        Caraustar Inds., Inc.*                 475,434

Diversified Consumer Services - 1.3%
  24,000        Jackson Hewitt Tax Svc., Inc.          573,840

Diversified Telecommunication Services - 0.6%
   7,700        Neustar, Inc.*                         246,323

Electric Utilities - 1.7%
  26,600        Hawaiian Electric Inds., Inc.          741,608

Shares                                                Value
------------------------------------------------------------------
Electrical Equipment - 3.5%
  35,800        Regal-Beloit Corp.            $       1,161,352
  28,000        Ultralife Batteries, Inc.*             361,760

                                                      1,523,112

Electronic Equipment and Instruments - 1.7%
  38,100        Newport Corp.*                         530,733
   9,100        Park Electrochemical Corp.             242,515

                                                       773,248

Energy Equipment and Services - 3.5%
  19,200        Oceaneering Int'l., Inc.*             1,025,472
  14,200        Offshore Logistics, Inc.*              525,400

                                                      1,550,872

Food Products - 1.2%
  27,000        Hain Celestial Group, Inc.*            523,800

Gas Utilities - 3.7%
  17,100        AGL Resources, Inc.                    634,581
  25,400        Equitable Resources, Inc.              992,124

                                                      1,626,705

Health Care Equipment and Supplies - 4.2%
  52,100        Candela Corp.*                         511,622
   8,800        Cooper Cos., Inc.                      674,168
   5,500        Diagnostic Prods. Corp.                290,015
   3,500        Dionex Corp.*                          189,875
   3,300        Mentor Corp.                           181,533

                                                      1,847,213

Health Care Providers and Services - 3.7%
  10,300        LifePoint Hospitals, Inc.*             450,419
  19,300        Molina Healthcare, Inc.*               482,307
  40,800        Odyssey Healthcare, Inc.*              692,376

                                                      1,625,102

Household Durables - 5.4%
  17,900        Comstock Homebuilding Cos., Inc.*      356,568
  21,200        Department 56, Inc.*                   265,000
  11,700        Ryland Group, Inc.                     800,514
  13,200        Snap-On, Inc.                          476,784
  19,200        The Yankee Candle Co., Inc.            470,400

                                                      2,369,266

Information Technology Services - 1.1%
  38,600        Bearingpoint, Inc.*                    292,974
  23,200        SM&A*                                  204,392

                                                       497,366

Insurance - 3.3%
  14,000        AmerUs Group Co.                       803,180
  24,900        National Financial Partners Corp.     1,123,986
  48,900        Seabright Insurance Hldgs.*            632,766

                                                      2,559,932

Internet Software and Services - 1.3%
  26,700        iVillage, Inc.*                        193,842
  87,300        Tumbleweed Comm. Corp.*                371,025

                                                       564,867

Shares                                                Value
------------------------------------------------------------------
Leisure Equipment and Products - 1.0%
   9,200        Polaris Inds., Inc.           $        455,860

Machinery - 3.3%
  21,400        Gardner Denver, Inc.*                  954,440
   7,600        Harsco Corp.                           498,332

                                                      1,452,772

Media - 4.2%
  18,900        ADVO, Inc.                             591,381
  36,400        Radio One, Inc.*                       478,660
  25,300        Saga Comm., Inc.*                      336,490
  50,300        Sinclair Broadcast Group, Inc.         446,161

                                                      1,852,692

Oil, Gas and Consumable Fuels - 2.3%
  10,400        Cimarex Energy Co.*                    471,432
  36,000        NGP Capital Resources Co.              542,160

                                                      1,013,592

Personal Products - 1.0%
  22,400        Nu Skin Enterprises, Inc.              426,720

Pharmaceuticals - 0.8%
  22,000        Connetics Corp.*                       372,020

Real Estate - 4.7%
  19,007        Government Pptys. Trust, Inc.*         186,269
  11,500        LaSalle Hotel Pptys.                   396,175
  13,300        Parkway Pptys., Inc.                   624,036
   3,600        SL Green Realty Corp.                  245,448
  25,100        Thornburg Mortgage, Inc.               629,006

                                                      2,080,934

Road and Rail - 3.6%
  18,950        Genesee & Wyoming, Inc.*               600,715
  15,800        Landstar System, Inc.                  632,474
   8,800        Yellow Roadway Corp.*                  364,496

                                                      1,597,685

Semiconductors and Semiconductor Equipment - 0.5%
  43,100        Monolithic System Technology, Inc.*    235,757

Software - 0.5%
   8,100        Reynolds & Reynolds Co.                222,021

Specialty Retail - 3.9%
   3,300        Linens 'n Things, Inc.*                 88,110
  26,100        Movie Gallery, Inc.                    271,179
  20,500        Party City Corp.*                      346,860
  12,300        Petco Animal Supplies, Inc.*           260,268
  25,700        The Sports Authority, Inc.*            756,608

                                                      1,723,025

Textiles, Apparel and Luxury Goods - 0.7%
  16,200        Movado Group, Inc.                     303,264

Thrifts and Mortgage Finance - 2.3%
  10,300        IndyMac Bancorp, Inc.                  407,674
Shares                                                Value
------------------------------------------------------------------
  88,800        Ocwen Financial Corp.*        $        616,272

                                                      1,023,946

        Total Common Stocks
(Cost $35,700,463)                                    42,794,968

Principal
Amount                                                Value
------------------------------------------------------------------
Repurchase Agreement - 2.4%
$1,048,000      State Street Bank and Trust Co.
                repurchase agreement,
                dated 9/30/2005, maturity
                value $1,048,319 at
                3.65%, due 10/3/2005(1)
                (Cost $1,048,000)             $       1,048,000

Total Investments - 99.4%
(Cost $36,748,463)                                    43,842,968
Cash, Receivables, and Other Assets
Less Liabilities - 0.6%                                263,517
Net Assets - 100%                             $       44,106,485


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $1,060,000 in U.S. Government Agency 4.25%, due 5/15/2009, with a value of $1,070,103.

------------------------------------------------------------------
------------------------------------------------------------------
Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation .................    $    9,227,934
Gross unrealized depreciation .................        (2,133,429)
                                                   --------------
Net unrealized appreciation ...................    $    7,094,505
                                                   ==============
-----------------------------------------------------------------

The Guardian Asset Allocation Fund

Schedule of Investments

September 30, 2005 (Unaudited)

Shares                                                     Value
-----------------------------------------------------------------------
Common Stocks - 6.4%
Aerospace and Defense - 0.2%
       844        Boeing Co.                            $      57,350
       536        Honeywell Int'l., Inc.                       20,100
       946        Lockheed Martin Corp.                        57,744
       912        Northrop Grumman Corp.                       49,567
     1,224        Raytheon Co.                                 46,537
       636        United Technologies Corp.                    32,970

                                                              264,268

Air Freight and Logistics - 0.1%
     1,019        United Parcel Svc., Inc. - Class B           70,443

Automobiles - 0.1%
     2,735        Ford Motor Co.                               26,967
       338        General Motors Corp.                         10,346
       619        Harley-Davidson, Inc.                        29,985

                                                               67,298

Beverages - 0.2%
       538        Anheuser-Busch Cos., Inc.                    23,155
     1,795        Coca-Cola Co.                                77,526
     1,467        PepsiCo., Inc.                               83,194
     1,105        The Pepsi Bottling Group, Inc.               31,548

                                                              215,423

Biotechnology - 0.1%
     1,242        Amgen, Inc.*                                 98,950
       417        Biogen Idec, Inc.*                           16,463
       435        Chiron Corp.*                                18,975
     1,326        MedImmune, Inc.*                             44,620

                                                              179,008

Building Products - 0.0%
       508        Masco Corp.                                  15,585

Capital Markets - 0.2%
     1,347        Bank of New York, Inc.                       39,615
     2,148        Charles Schwab Corp.                         30,996
       600        Goldman Sachs Group, Inc.                    72,948
       380        Lehman Brothers Hldgs., Inc.                 44,262
     1,656        Mellon Financial Corp.                       52,942
       410        Merrill Lynch & Co., Inc.                    25,154
     1,052        Morgan Stanley                               56,745
        57        State Street Corp.                            2,788

                                                              325,450

Chemicals - 0.1%
       567        Dow Chemical Co.                             23,627
     1,135        E.I. Du Pont de Nemours & Co.                44,458
       385        Monsanto Co.                                 24,159
       574        PPG Inds., Inc.                              33,975
       870        Rohm & Haas Co.                              35,783

                                                              162,002

Commercial Banks - 0.4%
     3,494        Bank of America Corp.                       147,097
     1,672        BB&T Corp.                                   65,292
       617        Fifth Third Bancorp                          22,662
     1,410        KeyCorp                                      45,473
     1,812        U.S. Bancorp                                 50,881

Shares                                                     Value
-----------------------------------------------------------------------

     1,892        Wachovia Corp.                        $      90,040
     1,250        Wells Fargo & Co.                            73,213

                                                              494,658

Commercial Services and Supplies - 0.1%
     3,196        Cendant Corp.                                65,966
     1,007        Cintas Corp.                                 41,337
       269        PHH Corp.*                                    7,387
       479        Waste Management, Inc.                       13,704

                                                              128,394

Communications Equipment - 0.2%
     4,025        Cisco Systems, Inc.*                         72,168
     1,682        Corning, Inc.*                               32,513
     2,075        Motorola, Inc.                               45,837
     1,768        QUALCOMM, Inc.                               79,118

                                                              229,636

Computers and Peripherals - 0.2%
     2,176        Dell, Inc.*                                  74,419
     2,986        EMC Corp.*                                   38,639
     2,615        Hewlett Packard Co.                          76,358
     1,266        Int'l. Business Machines                    101,558
     6,516        Sun Microsystems, Inc.*                      25,543

                                                              316,517

Consumer Finance - 0.1%
       972        American Express Co.                         55,832
       146        Capital One Financial Corp.                  11,610
     1,450        MBNA Corp.                                   35,728
       865        SLM Corp.                                    46,398

                                                              149,568

Distributors - 0.0%
       667        Genuine Parts Co.                            28,614

Diversified Financial Services - 0.1%
     3,773        Citigroup, Inc.                             171,747
       466        J.P. Morgan Chase & Co.                      15,811

                                                              187,558

Diversified Telecommunication Services - 0.2%
     1,489        AT & T Corp.                                 29,482
     2,478        BellSouth Corp.                              65,172
     2,390        SBC Comm., Inc.                              57,288
     2,271        Verizon Comm.                                74,239

                                                              226,181

Electric Utilities - 0.2%
       505        Entergy Corp.                                37,532
       850        Exelon Corp.                                 45,424
       728        FPL Group, Inc.                              34,653
     1,195        Progress Energy, Inc.                        53,476
     2,050        Southern Co.                                 73,308

                                                              244,393

Electrical Equipment - 0.0%
       424        Cooper Inds. Ltd. - Class A                  29,315

Electronic Equipment and Instruments - 0.0%
     2,123        Solectron Corp.*                              8,301

Shares                                                     Value
-----------------------------------------------------------------------
Energy Equipment and Services - 0.1%
       705        Baker Hughes, Inc.                    $      42,074
       981        Schlumberger Ltd.                            82,777

                                                              124,851

Food and Staples Retailing - 0.2%
       840        Albertson's, Inc.                            21,546
     1,240        CVS Corp.                                    35,973
     1,009        Kroger Co.*                                  20,775
       699        Safeway, Inc.                                17,894
     2,595        Wal-Mart Stores, Inc.                       113,713

                                                              209,901

Food Products - 0.1%
       994        Archer-Daniels-Midland Co.                   24,512
       321        Campbell Soup Co.                             9,550
       162        ConAgra Foods, Inc.                           4,009
       728        General Mills, Inc.                          35,090
       224        H.J. Heinz Co.                                8,185
       234        Hershey Co. (The)                            13,176
       512        Kellogg Co.                                  23,619
       769        W.M. Wrigley Jr. Co.                         55,276

                                                              173,417

Health Care Equipment and Supplies - 0.2%
       328        Baxter Int'l., Inc.                          13,077
       622        Becton Dickinson & Co., Inc.                 32,612
       632        Boston Scientific Corp.*                     14,770
       272        C.R. Bard, Inc.                              17,960
       516        Guidant Corp.                                35,547
       956        Medtronic, Inc.                              51,261
       584        St. Jude Medical, Inc.*                      27,331
       588        Stryker Corp.                                29,065
       384        Zimmer Hldgs., Inc.*                         26,454

                                                              248,077

Health Care Providers and Services - 0.1%
       298        AmerisourceBergen Corp.                      23,035
       246        Cigna Corp.                                  28,994
       306        HCA, Inc.                                    14,663
     1,529        Health Management Assoc., Inc. - Class A     35,886
       378        McKesson Corp.                               17,936
     1,512        Tenet Healthcare Corp.*                      16,980
       658        WellPoint, Inc.*                             49,890

                                                              187,384

Hotels, Restaurants and Leisure - 0.1%
       690        Carnival Corp.                               34,486
     1,451        McDonald's Corp.                             48,594
       643        Starbucks Corp.*                             32,214

                                                              115,294

Household Products - 0.1%
       614        Clorox Co.                                   34,102
       555        Kimberly-Clark Corp.                         33,039
     1,220        Procter & Gamble Co.                         72,541

                                                              139,682

Independent Power Producers and Energy Traders - 0.1%
     1,368        AES Corp.*                                   22,476

Shares                                                     Value
-----------------------------------------------------------------------

     1,504        Duke Energy Corp.                     $      43,872
       392        TXU Corp.                                    44,249

                                                              110,597

Industrial Conglomerates - 0.2%
       636        3M Co.                                       46,657
     7,803        General Electric Co.                        262,727
     1,024        Tyco Int'l. Ltd.                             28,518

                                                              337,902

Information Technology Services - 0.1%
       942        Automatic Data Processing, Inc.              40,544
     1,125        Electronic Data Systems Corp.                25,245
       916        First Data Corp.                             36,640
       957        Paychex, Inc.                                35,485
     1,608        Sabre Hldgs. Corp. - Class A                 32,610

                                                              170,524

Insurance - 0.3%
       853        AFLAC, Inc.                                  38,641
       908        Allstate Corp.                               50,203
     2,215        American Int'l. Group, Inc.                 137,241
       481        Chubb Corp.                                  43,074
       186        Loews Corp.                                  17,188
       664        Marsh & McLennan Cos., Inc.                  20,179
       884        MetLife, Inc.                                44,050
       553        Progressive Corp.                            57,938
       687        St. Paul Travelers Cos., Inc.                30,826

                                                              439,340

Internet Software and Services - 0.0%
     1,884        Yahoo! Inc.*                                 63,755

Leisure Equipment and Products - 0.0%
       849        Eastman Kodak Co.                            20,656
     1,448        Mattel, Inc.                                 24,153

                                                               44,809

Machinery - 0.1%
       952        Caterpillar, Inc.                            55,930
       391        Deere & Co.                                  23,929

                                                               79,859

Media - 0.2%
     1,846        Clear Channel Comm., Inc.                    60,715
     2,117        Comcast Corp. - Class A*                     62,197
       429        Gannett Co., Inc.                            29,528
       495        New York Times Co. - Class A                 14,726
     4,312        Time Warner, Inc.                            78,090
        77        Tribune Co.                                   2,610
       749        Viacom, Inc. - Class B                       24,725
     2,167        Walt Disney Co.                              52,290

                                                              324,881

Metals and Mining - 0.0%
     2,364        Alcoa, Inc.                                  57,729

Multiline Retail - 0.0%
       702        Kohl's Corp.*                                35,227
       481        Target Corp.                                 24,978

                                                               60,205

Shares                                                     Value
----------------------------------------------------------------------
Multi-Utilities - 0.0%
       482        Public Svc. Enterprise Group, Inc.    $      31,022

Oil, Gas and Consumable Fuels - 0.5%
       506        Anadarko Petroleum Corp.                     48,450
       294        Burlington Resources, Inc.                   23,908
     2,374        Chevron Corp.                               153,669
     1,366        ConocoPhillips                               95,497
     1,936        El Paso Corp.                                26,910
     5,498        Exxon Mobil Corp.                           349,343

                                                              697,777

Paper and Forest Products - 0.0%
       452        Georgia-Pacific Corp.                        15,395

Personal Products - 0.1%
       852        Avon Products, Inc.                          23,004
     1,184        Gillette Co.                                 68,909

                                                               91,913

Pharmaceuticals - 0.4%
       216        Allergan, Inc.                               19,790
     2,162        Bristol-Myers Squibb Corp.                   52,018
     1,049        Eli Lilly & Co.                              56,142
     2,572        Johnson & Johnson                           162,756
       979        King Pharmaceuticals, Inc.*                  15,057
     6,315        Pfizer, Inc.                                157,686
     1,875        Schering-Plough Corp.                        39,469

                                                              502,918

Real Estate - 0.0%
       483        Plum Creek Timber Co., Inc.                  18,310
       472        Simon Ppty. Group, Inc.                      34,985

                                                               53,295

Road and Rail - 0.0%
       552        Burlington Northern Santa Fe                 33,009
       374        Union Pacific Corp.                          26,816

                                                               59,825

Semiconductors and Semiconductor Equipment - 0.3%
     2,923        Altera Corp.*                                55,858
        54        Analog Devices, Inc.                          2,006
       548        Applied Materials, Inc.                       9,294
     1,088        Broadcom Corp. - Class A*                    51,038
       670        Freescale Semiconductor, Inc. - Class B*     15,799
     5,130        Intel Corp.                                 126,454
     1,048        KLA-Tencor Corp.                             51,100
       249        Linear Technology Corp.                       9,360
       494        Maxim Integrated Products, Inc.              21,069
       702        Micron Technology, Inc.*                      9,337
     1,503        Texas Instruments, Inc.                      50,952
     2,346        Xilinx, Inc.                                 65,336

                                                              467,603

Software - 0.2%
     1,104        Adobe Systems, Inc.                          32,954
       490        Computer Associates Int'l., Inc.             13,627
     8,045        Microsoft Corp.                             206,998
     2,830        Siebel Systems, Inc.                         29,234
Shares                                                     Value
---------------------------------------------------------------------
     1,479        Symantec Corp.*                       $      33,514

                                                              316,327

Specialty Retail - 0.2%
       716        Bed, Bath & Beyond, Inc.*                    28,769
       645        Best Buy Co., Inc.                           28,077
     2,043        Home Depot, Inc.                             77,920
       815        Lowe's Cos., Inc.                            52,486
       648        Staples, Inc.                                13,815
     1,947        The Gap, Inc.                                33,936

                                                              235,003

Textiles, Apparel and Luxury Goods - 0.0%
       455        NIKE, Inc. - Class B                         37,164

Thrifts and Mortgage Finance - 0.1%
     1,050        Federal National Mortgage Assn.              47,061
     1,445        Washington Mutual, Inc.                      56,673

                                                              103,734

Tobacco - 0.1%
     1,816        Altria Group, Inc.                          133,857
       509        UST, Inc.                                    21,307

                                                              155,164

Wireless Telecommunication Services - 0.1%
       364        ALLTEL Corp.                                 23,700
     1,710        Sprint Nextel Corp.                          40,664

                                                               64,364

          Total Common Stocks
(Cost $9,087,661)                                           9,062,323

Mutual Fund - 92.2%
Equity - 92.2%
15,351,801        The Guardian S&P 500 Index Fund, Class A+(1)
(Cost $132,857,669)                                     $  129,722,720

Principal
Amount                                                     Value
-----------------------------------------------------------------------
U.S. Government Securities - 0.4%
U.S. Treasury Bills - 0.4%
          U.S. Treasury Bills
  $130,000        3.295% due 10/20/2005(2)              $     129,774
   350,000        3.392% due 12/15/2005(2)                    347,526
    50,000        3.405% due 11/10/2005(2)                     49,811

          Total U.S. Government Securities
(Cost $527,111)                                               527,111

Repurchase Agreement - 1.5%
$2,042,000        State Street Bank and Trust Co.
                  repurchase agreement,
                  dated 9/30/2005, maturity
                  value $2,042,621 at
                  3.65%, due 10/3/2005(3)
                  (Cost $2,042,000)                     $   2,042,000


Total Investments - 100.5%
(Cost $144,514,441)                                     $  141,354,154
Liablities in Excess of Cash, Receivables
and Other Assets - (0.5)%                                     -730,454
Net Assets - 100%                                       $  140,623,700


*  Non-income producing security.
+  The Guardian S&P 500 Index Fund financials are included herein.
(1)  Majority-owned subsidiary.
(2) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(3) The repurchase agreement is fully collateralized by $2,065,000 in U.S. Government Agency 5.40%, due 6/15/2015, with a value of $2,083,069.
(4) Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities. Majority -owned subsidiaries include issuers on which the Fund held 50% or more of the outstanding voting securities.


                                                        Unrealized
Contracts Type    Description             Expiration  Appreciation
--------------------------------------------------------------------
Sold Futures Contracts
 29        S       S & P 500 Index         12/2005    $54,505
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation .................    $    1,595,487
Gross unrealized depreciation .................        (4,755,774)
                                                   --------------
Net unrealized depreciation ...................    $    3,160,287
                                                   ==============
--------------------------------------------------------------------
--------------------------------------------------------------------

Investment in Affiliates (4)

       A summary of GAAF transactions in affiliated securities during the three months ended September 30, 2005 is set forth below:

                     Balance of       Gross               Balance of
                    Shares Held   Purchases      Gross   Shares Held
                    December 31,        and  Sales and  September 30,
    Name of Issuer         2004   Additions Reductions         2005
---------------------   --------------------------------------------
Majority-Owned Subsidiary
The Guardian S&P 500
Index Fund, Class A   15,277,311     446,903     372,413  15,351,801


                                  Dividends Net Realized         Net
                           Value   Included   Gains from    Realized
                   September 30,In Dividend   Underlying        Gain
    Name of Issuer          2005     Income        Funds    on Sales
-----------------------    -----------------------------------------
Majority-Owned Subsidiary
The Guardian S&P 500
Index Fund, Class A    129,722,720   $679,663     -          $239,993

----------------------------------------------------------------------
----------------------------------------------------------------------

The Guardian S&P 500 Index Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


Shares                                                    Value
------------------------------------------------------------------
Common Stocks - 97.5%
Aerospace and Defense - 2.1%
          12,788    Boeing Co.                         $   868,945
           3,125    General Dynamics Corp.                 373,594
           2,343    Goodrich Corp.                         103,889
          13,224    Honeywell Int'l., Inc.                 495,900
           1,600    L-3 Comm. Hldgs., Inc.                 126,512
           6,804    Lockheed Martin Corp.                  415,316
           5,740    Northrop Grumman Corp.                 311,969
           6,629    Raytheon Co.                           252,035
           2,645    Rockwell Collins, Inc.                 127,806
          15,510    United Technologies Corp.              804,038

                                                          3,880,004

Air Freight and Logistics - 0.9%
           4,550    FedEx Corp.                            396,442
             810    Ryder Systems, Inc.                     27,718
          17,015    United Parcel Svc., Inc. - Class B    1,176,247

                                                          1,600,407

Airlines - 0.1%
          12,232    Southwest Airlines Co.                 181,645

Auto Components - 0.2%
             945    Cooper Tire & Rubber Co.                14,430
           2,085    Dana Corp.                              19,620
           8,041    Delphi Corp.                            22,193
           4,365    Goodyear Tire & Rubber Co.*             68,050
           2,858    Johnson Controls, Inc.                 177,339
           1,852    Visteon Corp.                           18,113

                                                           319,745

Automobiles - 0.4%
          33,159    Ford Motor Co.                         326,948
           8,879    General Motors Corp.                   271,786
           4,838    Harley-Davidson, Inc.                  234,353

                                                           833,087

Beverages - 2.3%
          11,891    Anheuser-Busch Cos., Inc.              511,789
           1,990    Brown-Forman Corp. - Class B           118,485
          37,132    Coca-Cola Co.                         1,603,731
           7,664    Coca-Cola Enterprises, Inc.            149,448
           3,100    Constellation Brands, Inc. - Class A*   80,600
           2,125    Molson Coors Brewing Co. - Class B     136,021
          25,965    PepsiCo., Inc.                        1,472,475
           4,359    The Pepsi Bottling Group, Inc.         124,449

                                                          4,196,998

Biotechnology - 1.6%
          21,158    Amgen, Inc.*                          1,685,658
           3,019    Applera Corp.-Applied Biosystems Group  70,162
           5,322    Biogen Idec, Inc.*                     210,112
           2,723    Chiron Corp.*                          118,777
           5,079    Genzyme Corp.*                         363,859
           6,600    Gilead Sciences, Inc.*                 321,816


Shares                                                    Value
------------------------------------------------------------------
           3,661    MedImmune, Inc.*                   $   123,193

                                                          2,893,577

Building Products - 0.2%
           3,186    American Standard Cos., Inc.           148,308
           7,483    Masco Corp.                            229,579

                                                           377,887

Capital Markets - 2.9%
          11,877    Bank of New York, Inc.                 349,303
           2,989    Bear Stearns Cos., Inc.                328,043
          19,889    Charles Schwab Corp.                   286,998
           5,500    E*TRADE Financial Corp.*                96,800
           1,600    Federated Investors, Inc. - Class B     53,168
           3,001    Franklin Resources, Inc.               251,964
           8,166    Goldman Sachs Group, Inc.              992,822
           3,184    Janus Capital Group, Inc.               46,009
           4,199    Lehman Brothers Hldgs., Inc.           489,100
           6,309    Mellon Financial Corp.                 201,699
          15,654    Merrill Lynch & Co., Inc.              960,373
          16,508    Morgan Stanley                         890,441
           3,195    Northern Trust Corp.                   161,507
           5,114    State Street Corp.                     250,177
           1,728    T. Rowe Price Group, Inc.              112,838

                                                          5,471,242

Chemicals - 1.5%
           3,281    Air Products & Chemicals, Inc.         180,914
             966    Ashland, Inc.                           53,362
          15,665    Dow Chemical Co.                       652,761
          16,409    E.I. Du Pont de Nemours & Co.          642,741
           1,083    Eastman Chemical Co.                    50,868
           4,653    Ecolab, Inc.                           148,570
           1,823    Engelhard Corp.                         50,880
           1,497    Hercules, Inc.*                         18,293
           1,377    Int'l. Flavors & Fragrances, Inc.       49,076
           4,436    Monsanto Co.                           278,359
           2,774    PPG Inds., Inc.                        164,193
           5,132    Praxair, Inc.                          245,977
           3,834    Rohm & Haas Co.                        157,692
           1,093    Sigma-Aldrich                           70,018

                                                          2,763,704

Commercial Banks - 5.3%
           5,373    AmSouth Bancorporation                 135,722
          65,476    Bank of America Corp.                 2,756,540
           8,563    BB&T Corp.                             334,385
           2,548    Comerica, Inc.                         150,077
           1,900    Compass Bancshares, Inc.                87,077
           9,346    Fifth Third Bancorp                    343,279
           1,845    First Horizon Nat'l. Corp.              67,066
           3,600    Huntington Bancshares, Inc.             80,892
           6,165    KeyCorp                                198,821
           1,800    M & T Bank Corp.                       190,278
           3,714    Marshall & Ilsley Corp.                161,596
          11,065    National City Corp.                    370,014
           7,607    North Fork Bancorporation, Inc.        193,978
           4,177    PNC Financial Svcs. Group              242,349
           7,283    Regions Financial Corp.                226,647
           5,676    SunTrust Banks, Inc.                   394,198


Shares                                                    Value
------------------------------------------------------------------
           4,926    Synovus Financial Corp.            $   136,549
          30,104    U.S. Bancorp                           845,320
          26,414    Wachovia Corp.                        1,257,042
          25,987    Wells Fargo & Co.                     1,522,059
           1,438    Zions Bancorporation                   102,400

                                                          9,796,289

Commercial Services and Supplies - 0.7%
           4,995    Allied Waste Inds., Inc.*               42,208
           1,581    Avery Dennison Corp.                    82,828
          15,262    Cendant Corp.                          315,008
           2,425    Cintas Corp.                            99,546
           2,052    Equifax, Inc.                           71,697
           1,707    Monster Worldwide, Inc.*                52,422
           3,634    Pitney Bowes, Inc.                     151,683
           4,423    R.R. Donnelley & Sons Co.              163,961
           2,547    Robert Half Int'l., Inc.                90,648
           8,974    Waste Management, Inc.                 256,746

                                                          1,326,747

Communications Equipment - 2.7%
           1,590    ADC Telecomm., Inc.*                    36,347
           2,400    Andrew Corp.*                           26,760
           6,102    Avaya, Inc.*                            62,851
          10,503    CIENA Corp.*                            27,728
         103,242    Cisco Systems, Inc.*                  1,851,129
           2,380    Comverse Technology, Inc.*              62,523
          23,897    Corning, Inc.*                         461,929
          36,234    JDS Uniphase Corp.*                     80,439
          67,556    Lucent Technologies, Inc.*             219,557
          43,325    Motorola, Inc.                         957,049
          25,104    QUALCOMM, Inc.                        1,123,404
           2,311    Scientific Atlanta, Inc.                86,686
           5,897    Tellabs, Inc.*                          62,036

                                                          5,058,438

Computers and Peripherals - 3.6%
          13,769    Apple Computer, Inc.*                  738,156
          38,726    Dell, Inc.*                           1,324,429
          36,868    EMC Corp.*                             477,072
           4,621    Gateway, Inc.*                          12,477
          46,798    Hewlett Packard Co.                   1,366,502
          26,281    Int'l. Business Machines              2,108,262
           1,823    Lexmark Int'l. Group, Inc. - Class A*  111,294
           2,758    NCR Corp.*                              88,008
           5,702    Network Appliance, Inc.*               135,365
           1,349    QLogic Corp.*                           46,136
          54,932    Sun Microsystems, Inc.*                215,333

                                                          6,623,034

Construction and Engineering - 0.1%
           2,250    Fluor Corp.                            144,855

Construction Materials - 0.1%
           1,439    Vulcan Materials Co.                   106,788

Consumer Finance - 1.2%
          19,651    American Express Co.                  1,128,753
           3,450    Capital One Financial Corp.            274,344
          19,217    MBNA Corp.                             473,507


Shares                                                    Value
------------------------------------------------------------------
           4,111    Providian Financial Corp.*         $    72,682
           7,101    SLM Corp.                              380,898

                                                          2,330,184

Containers and Packaging - 0.2%
           1,626    Ball Corp.                              59,739
           1,504    Bemis Co., Inc.                         37,149
           2,261    Pactiv Corp.*                           39,613
           2,781    Sealed Air Corp.*                      131,986
           1,394    Temple-Inland, Inc.                     56,945

                                                           325,432

Distributors - 0.1%
           2,486    Genuine Parts Co.                      106,649

Diversified Consumer Services - 0.2%
           2,845    Apollo Group, Inc. - Class A*          188,879
           5,208    H & R Block, Inc.                      124,888

                                                           313,767

Diversified Financial Services - 3.4%
           3,200    CIT Group, Inc.                        144,576
          80,462    Citigroup, Inc.                       3,662,630
          57,653    J.P. Morgan Chase & Co.               1,956,166
           4,718    Moody's Corp.                          240,996
           5,116    Principal Financial Group, Inc.        242,345

                                                          6,246,713

Diversified Telecommunication Services - 2.2%
          12,198    AT & T Corp.                           241,520
          28,012    BellSouth Corp.                        736,716
           1,992    CenturyTel, Inc.                        69,680
           6,319    Citizens Comm. Co.                      85,623
          30,623    Qwest Comm. Int'l., Inc.*              125,554
          55,060    SBC Comm., Inc.                       1,319,788
          44,585    Verizon Comm.                         1,457,484

                                                          4,036,365

Electric Utilities - 1.6%
           2,653    Allegheny Energy, Inc.*                 81,500
           6,284    American Electric Power, Inc.          249,475
           2,886    CiNergy Corp.                          128,167
           5,948    Edison Int'l.                          281,221
           3,618    Entergy Corp.                          268,890
          11,404    Exelon Corp.                           609,430
           5,049    FirstEnergy Corp.                      263,154
           5,814    FPL Group, Inc.                        276,746
           1,212    Pinnacle West Capital Corp.             53,425
           5,384    PPL Corp.                              174,065
           4,069    Progress Energy, Inc.                  182,088
          12,246    Southern Co.                           437,917

                                                          3,006,078

Electrical Equipment - 0.4%
           2,786    American Power Conversion Corp.         72,157
           1,359    Cooper Inds. Ltd. - Class A             93,961
           6,564    Emerson Electric Co.                   471,295
           2,645    Rockwell Automation, Inc.              139,921

                                                           777,334


Shares                                                    Value
------------------------------------------------------------------
Electronic Equipment and Instruments - 0.3%
           7,382    Agilent Technologies, Inc.*        $   241,760
           2,726    Jabil Circuit, Inc.*                    84,288
           2,802    Molex, Inc.                             74,757
           7,816    Sanmina-SCI Corp.*                      33,531
          12,349    Solectron Corp.*                        48,285
           3,132    Symbol Technologies, Inc.               30,318
           1,336    Tektronix, Inc.                         33,707

                                                           546,646

Energy Equipment and Services - 1.6%
           7,034    B.J. Svcs. Co.                         253,154
           5,564    Baker Hughes, Inc.                     332,060
           8,090    Halliburton Co.                        554,327
           3,192    Nabors Inds., Inc.*                    229,281
           2,600    National-Oilwell Varco, Inc.*          171,080
           2,008    Noble Corp.                            137,468
           1,317    Rowan Cos., Inc.                        46,740
           9,803    Schlumberger Ltd.                      827,177
           5,572    Transocean, Inc.*                      341,619

                                                          2,892,906

Food and Staples Retailing - 2.3%
           5,902    Albertson's, Inc.                      151,386
           7,059    Costco Wholesale Corp.                 304,172
          12,602    CVS Corp.                              365,584
          11,800    Kroger Co.*                            242,962
           7,230    Safeway, Inc.                          185,088
           1,885    Supervalu, Inc.                         58,661
           9,731    Sysco Corp.                            305,262
          46,552    Wal-Mart Stores, Inc.                 2,039,909
          15,872    Walgreen Co.                           689,638

                                                          4,342,662

Food Products - 1.2%
           9,568    Archer-Daniels-Midland Co.             235,947
           6,069    Campbell Soup Co.                      180,553
           8,628    ConAgra Foods, Inc.                    213,543
           5,846    General Mills, Inc.                    281,777
           5,823    H.J. Heinz Co.                         212,772
           3,920    Hershey Co. (The)                      220,735
           6,444    Kellogg Co.                            297,262
           1,968    McCormick & Co., Inc.                   64,216
          12,269    Sara Lee Corp.                         232,498
           3,000    Tyson Foods, Inc. - Class A             54,150
           3,730    W.M. Wrigley Jr. Co.                   268,112

                                                          2,261,565

Gas Utilities - 0.0%
             674    NICOR, Inc.                             28,328
             527    Peoples Energy Corp.                    20,754

                                                            49,082

Health Care Equipment and Supplies - 2.1%
             755    Bausch & Lomb, Inc.                     60,913
           9,370    Baxter Int'l., Inc.                    373,582
           3,689    Becton Dickinson & Co., Inc.           193,414
           3,846    Biomet, Inc.                           133,495
          13,482    Boston Scientific Corp.*               315,074
           1,442    C.R. Bard, Inc.                         95,215


Shares                                                    Value
------------------------------------------------------------------
           1,700    Fisher Scientific Int'l., Inc.*    $   105,485
           5,722    Guidant Corp.                          394,189
           2,380    Hospira, Inc.*                          97,509
          20,480    Medtronic, Inc.                       1,098,138
             653    Millipore Corp.*                        41,067
           2,010    PerkinElmer, Inc.                       40,944
           5,634    St. Jude Medical, Inc.*                263,671
           6,194    Stryker Corp.                          306,169
           2,568    Thermo Electron Corp.*                  79,351
           2,045    Waters Corp.*                           85,072
           3,813    Zimmer Hldgs., Inc.*                   262,678

                                                          3,945,966

Health Care Providers and Services - 2.9%
           4,672    Aetna, Inc.                            402,446
           1,854    AmerisourceBergen Corp.                143,314
           6,958    Cardinal Health, Inc.                  441,416
           6,800    Caremark Rx, Inc.*                     339,524
           2,221    Cigna Corp.                            261,767
           2,000    Coventry Health Care, Inc.*            172,040
           2,330    Express Scripts, Inc.*                 144,926
           7,462    HCA, Inc.                              357,579
           3,671    Health Management Assoc., Inc. - Class  86,158
           2,389    Humana, Inc.*                          114,385
           3,317    IMS Health, Inc.                        83,489
           2,100    Laboratory Corp. of America   Hldgs.*  102,291
           1,456    Manor Care, Inc.                        55,925
           5,685    McKesson Corp.                         269,753
           4,611    Medco Health Solutions, Inc.*          252,821
           3,476    Quest Diagnostics, Inc.                175,677
           6,941    Tenet Healthcare Corp.*                 77,948
          21,440    UnitedHealth Group, Inc.              1,204,928
           9,712    WellPoint, Inc.*                       736,364

                                                          5,422,751

Hotels, Restaurants and Leisure - 1.4%
           9,614    Carnival Corp.                         480,508
           2,575    Darden Restaurants, Inc.                78,203
           2,649    Harrah's Entertainment, Inc.           172,688
           5,226    Hilton Hotels Corp.                    116,644
           5,356    Int'l. Game Technology                 144,612
           3,443    Marriott Int'l., Inc. - Class A        216,909
          20,021    McDonald's Corp.                       670,503
           6,148    Starbucks Corp.*                       308,015
           3,141    Starwood Hotels & Resorts Worldwide, I 179,571
           1,623    Wendy's Int'l., Inc.                    73,279
           4,234    Yum! Brands, Inc.                      204,968

                                                          2,645,900

Household Durables - 0.6%
           1,127    Black & Decker Corp.                    92,516
           2,084    Centex Corp.                           134,585
           4,100    D.R. Horton, Inc.                      148,502
           2,219    Fortune Brands, Inc.                   180,471
           1,236    KB Home                                 90,475
           2,782    Leggett & Platt, Inc.                   56,196
           1,066    Maytag Corp.                            19,465


Shares                                                    Value
------------------------------------------------------------------
           3,827    Newell Rubbermaid, Inc.            $    86,682
           4,092    Pulte Homes, Inc.                      175,629
             811    Snap-On, Inc.                           29,293
           1,228    Stanley Works                           57,323
             933    Whirlpool Corp.                         70,693

                                                          1,141,830

Household Products - 1.8%
           3,390    Clorox Co.                             188,281
           8,248    Colgate-Palmolive Co.                  435,412
           7,704    Kimberly-Clark Corp.                   458,619
          39,416    Procter & Gamble Co.                  2,343,675

                                                          3,425,987

Independent Power Producers and Energy Traders - 0.7%
          10,232    AES Corp.*                             168,112
           6,711    Calpine Corp.*                          17,382
           3,535    Constellation Energy Group, Inc.       217,756
          16,678    Duke Energy Corp.                      486,497
           4,647    Dynegy, Inc. - Class A*                 21,887
           3,945    TXU Corp.                              445,312

                                                          1,356,946

Industrial Conglomerates - 4.1%
          11,794    3M Co.                                 865,208
         169,266    General Electric Co.                  5,699,186
           2,056    Textron, Inc.                          147,456
          34,410    Tyco Int'l. Ltd.                       958,319

                                                          7,670,169

Information Technology Services - 1.0%
           2,100    Affiliated Computer Svcs., Inc. - Clas 114,660
           9,179    Automatic Data Processing, Inc.        395,064
           2,951    Computer Sciences Corp.*               139,612
           2,482    Convergys Corp.*                        35,666
           7,704    Electronic Data Systems Corp.          172,878
          14,105    First Data Corp.                       564,200
           2,689    Fiserv, Inc.*                          123,344
           6,010    Paychex, Inc.                          222,851
           1,910    Sabre Hldgs. Corp. - Class A            38,735
           4,516    Unisys Corp.*                           29,986

                                                          1,836,996

Insurance - 4.4%
           4,286    ACE Ltd.                               201,742
           7,659    AFLAC, Inc.                            346,953
          10,558    Allstate Corp.                         583,752
           1,504    Ambac Financial Group, Inc.            108,378
          41,806    American Int'l. Group, Inc.           2,590,300
           4,649    Aon Corp.                              149,140
           2,889    Chubb Corp.                            258,710
           3,377    Cincinnati Financial Corp.             141,463
           5,161    Hartford Financial Svcs. Group, Inc.   398,274
           2,226    Jefferson-Pilot Corp.                  113,904
           2,766    Lincoln Nat'l. Corp.                   143,887
           2,851    Loews Corp.                            263,461
           9,335    Marsh & McLennan Cos., Inc.            283,691
           2,115    MBIA, Inc.                             128,211


Shares                                                    Value
------------------------------------------------------------------
          12,697    MetLife, Inc.                      $   632,692
           3,436    Progressive Corp.                      359,990
           8,227    Prudential Financial, Inc.             555,816
           1,823    SAFECO Corp.                            97,312
          10,367    St. Paul Travelers Cos., Inc.          465,167
           1,831    Torchmark Corp.                         96,732
           4,975    UnumProvident Corp.                    101,987
           2,213    XL Capital Ltd. - Class A              150,550

                                                          8,172,112

Internet and Catalog Retail - 0.4%
          17,412    eBay, Inc.*                            717,374

Internet Software and Services - 0.4%
          20,701    Yahoo! Inc.*                           700,522

Leisure Equipment and Products - 0.2%
           1,223    Brunswick Corp.                         46,144
           4,324    Eastman Kodak Co.                      105,203
           2,426    Hasbro, Inc.                            47,671
           6,117    Mattel, Inc.                           102,031

                                                           301,049

Machinery - 1.3%
          10,476    Caterpillar, Inc.                      615,465
             571    Cummins, Inc.                           50,242
           4,676    Danaher Corp.                          251,709
           3,730    Deere & Co.                            228,276
           2,911    Dover Corp.                            118,740
           2,354    Eaton Corp.                            149,597
           4,671    Illinois Tool Works, Inc.              384,563
           5,306    Ingersoll-Rand Co. Ltd. - Class A      202,848
           1,256    ITT Inds., Inc.                        142,682
           1,366    Navistar Int'l. Corp.*                  44,299
           2,467    PACCAR, Inc.                           167,485
           1,735    Pall Corp.                              47,713
           1,682    Parker-Hannifin Corp.                  108,169

                                                          2,511,788

Media - 3.4%
           9,260    Clear Channel Comm., Inc.              304,561
          34,494    Comcast Corp. - Class A*              1,013,434
           1,237    Dow Jones & Co., Inc.                   47,241
           4,065    Gannett Co., Inc.                      279,794
           5,651    Interpublic Group Cos., Inc.*           65,778
           1,337    Knight-Ridder, Inc.                     78,455
           5,632    McGraw-Hill Cos., Inc.                 270,561
             690    Meredith Corp.                          34,424
           2,319    New York Times Co. - Class A            68,990
          42,200    News Corp. - Class A                   657,898
           2,999    Omnicom Group, Inc.                    250,806
          73,818    Time Warner, Inc.                     1,336,844
           5,202    Tribune Co.                            176,296
           4,887    Univision Comm., Inc. - Class A*       129,652
          26,391    Viacom, Inc. - Class B                 871,167
          31,096    Walt Disney Co.                        750,347

                                                          6,336,248

Metals and Mining - 0.7%
          13,096    Alcoa, Inc.                            319,804
           1,448    Allegheny Technologies, Inc.            44,859


Shares                                                    Value
------------------------------------------------------------------
           3,526    Freeport-McMoran Copper & Gold, Inc$   171,329
           8,319    Newmont Mining Corp.                   392,407
           2,435    Nucor Corp.                            143,641
           1,425    Phelps Dodge Corp.                     185,150
           1,892    United States Steel Corp.               80,126

                                                          1,337,316

Multiline Retail - 1.0%
           1,561    Big Lots, Inc.*                         17,155
           1,201    Dillards, Inc. - Class A                25,077
           4,737    Dollar General Corp.                    86,877
           2,900    Family Dollar Stores, Inc.              57,623
           4,168    Federated Department Stores, Inc.      278,714
           4,629    J.C. Penney Co., Inc.                  219,507
           5,280    Kohl's Corp.*                          264,950
           2,774    Nordstrom, Inc.                         95,204
           1,563    Sears Hldgs. Corp.*                    194,469
          13,845    Target Corp.                           718,971

                                                          1,958,547

Multi-Utilities - 1.1%
           3,771    Ameren Corp.                           201,711
           4,248    CenterPoint Energy, Inc.                63,168
           6,496    CMS Energy Corp.*                      106,859
           3,075    Consolidated Edison, Inc.              149,291
           4,770    Dominion Resources, Inc.               410,888
           2,578    DTE Energy Co.                         118,227
           4,116    KeySpan Corp.                          151,386
           4,276    NiSource, Inc.                         103,693
           6,344    PG&E Corp.                             249,002
           3,650    Public Svc. Enterprise Group, Inc.     234,914
           3,727    Sempra Energy                          175,393
           2,624    TECO Energy, Inc.                       47,284
           6,601    Xcel Energy, Inc.                      129,446

                                                          2,141,262

Office Electronics - 0.1%
          11,648    Xerox Corp.*                           158,995

Oil, Gas and Consumable Fuels - 8.5%
           1,272    Amerada Hess Corp.                     174,900
           4,276    Anadarko Petroleum Corp.               409,427
           4,912    Apache Corp.                           369,481
           6,212    Burlington Resources, Inc.             505,160
          37,634    Chevron Corp.                         2,436,049
          23,246    ConocoPhillips                        1,625,128
           8,042    Devon Energy Corp.                     552,003
          10,252    El Paso Corp.                          142,503
           3,648    EOG Resources, Inc.                    273,235
         102,680    Exxon Mobil Corp.                     6,524,287
           2,450    Kerr-McGee Corp.                       237,919
           2,048    Kinder Morgan, Inc.                    196,936
           6,284    Marathon Oil Corp.                     433,156
           2,600    Murphy Oil Corp.                       129,662
           6,371    Occidental Petroleum Corp.             544,274
           2,338    Sunoco, Inc.                           182,832
           5,000    Valero Energy Corp.                    565,300
           9,907    Williams Cos., Inc.                    248,170


Shares                                                    Value
------------------------------------------------------------------
           5,466    XTO Energy, Inc.                   $   247,719

                                                          15,798,141

Paper and Forest Products - 0.4%
           3,965    Georgia-Pacific Corp.                  135,048
           7,547    Int'l. Paper Co.                       224,901
           1,413    Louisiana-Pacific Corp.                 39,126
           2,831    MeadWestvaco Corp.                      78,192
           4,011    Weyerhaeuser Co.                       275,756

                                                           753,023

Personal Products - 0.6%
           1,201    Alberto-Culver Co.                      53,745
           6,846    Avon Products, Inc.                    184,842
          15,165    Gillette Co.                           882,603

                                                          1,121,190

Pharmaceuticals - 6.3%
          24,216    Abbott Laboratories                   1,026,759
           1,885    Allergan, Inc.                         172,704
          29,523    Bristol-Myers Squibb Corp.             710,323
          18,227    Eli Lilly & Co.                        975,509
           5,593    Forest Laboratories, Inc.*             217,959
          48,070    Johnson & Johnson                     3,041,870
           3,608    King Pharmaceuticals, Inc.*             55,491
          36,962    Merck & Co., Inc.                     1,005,736
           4,100    Mylan Laboratories, Inc.                78,966
         119,992    Pfizer, Inc.                          2,996,200
          22,681    Schering-Plough Corp.                  477,435
           2,740    Watson Pharmaceuticals, Inc.*          100,311
          20,740    Wyeth                                  959,640

                                                          11,818,903

Real Estate - 0.7%
           1,513    Apartment Investment & Management Co.   58,674
           2,900    Archstone-Smith Trust                  115,623
           6,439    Equity Office Pptys. Trust             210,620
           4,460    Equity Residential                     168,811
           2,659    Plum Creek Timber Co., Inc.            100,803
           2,678    ProLogis                               118,662
           1,300    Public Storage, Inc.                    87,100
           4,360    Simon Ppty. Group, Inc.                323,163
           2,100    Vornado Realty Trust                   181,902

                                                          1,365,358

Road and Rail - 0.6%
           5,663    Burlington Northern Santa Fe           338,647
           3,037    CSX Corp.                              141,160
           6,560    Norfolk Southern Corp.                 266,074
           4,600    Union Pacific Corp.                    329,820

                                                          1,075,701

Semiconductors and Semiconductor Equipment - 3.2%
           7,969    Advanced Micro Devices, Inc.*          200,819
           5,686    Altera Corp.*                          108,659
           5,668    Analog Devices, Inc.                   210,510
          27,399    Applied Materials, Inc.                464,687
           4,283    Applied Micro Circuits Corp.*           12,849
           5,795    Broadcom Corp. - Class A*              271,843


Shares                                                    Value
------------------------------------------------------------------
           7,613    Freescale Semiconductor, Inc. - Cla$   179,515
          99,614    Intel Corp.                           2,455,485
           3,041    KLA-Tencor Corp.                       148,279
           4,550    Linear Technology Corp.                171,034
           5,783    LSI Logic Corp.*                        56,963
           4,899    Maxim Integrated Products, Inc.        208,942
           8,530    Micron Technology, Inc.*               113,449
           6,136    National Semiconductor Corp.           161,377
           2,577    Novellus Systems, Inc.*                 64,631
           2,760    NVIDIA Corp.*                           94,613
           3,235    PMC-Sierra, Inc.*                       28,500
           2,493    Teradyne, Inc.*                         41,135
          26,280    Texas Instruments, Inc.                890,892
           5,339    Xilinx, Inc.                           148,691

                                                          6,032,873

Software - 3.8%
           7,500    Adobe Systems, Inc.                    223,875
           3,550    Autodesk, Inc.                         164,862
           3,499    BMC Software, Inc.*                     73,829
           2,659    Citrix Systems, Inc.*                   66,847
           9,148    Computer Associates Int'l., Inc.       254,406
           5,272    Compuware Corp.*                        50,084
           4,446    Electronic Arts, Inc.*                 252,933
           3,242    Intuit, Inc.*                          145,274
           1,159    Mercury Interactive Corp.*              45,896
         165,976    Microsoft Corp.                       4,270,563
           6,727    Novell, Inc.*                           50,116
          72,499    Oracle Corp.*                          898,263
           3,803    Parametric Technology Corp.*            26,507
           6,843    Siebel Systems, Inc.                    70,688
          20,431    Symantec Corp.*                        462,966

                                                          7,057,109

Specialty Retail - 2.2%
           4,489    AutoNation, Inc.*                       89,645
           1,333    AutoZone, Inc.*                        110,972
           4,634    Bed, Bath & Beyond, Inc.*              186,194
           7,234    Best Buy Co., Inc.                     314,896
           2,929    Circuit City Stores, Inc.               50,262
          34,767    Home Depot, Inc.                      1,326,013
           8,155    Limited Brands                         166,607
          12,053    Lowe's Cos., Inc.                      776,213
           4,230    Office Depot, Inc.*                    125,631
           1,654    OfficeMax, Inc.                         52,382
           2,665    RadioShack Corp.                        66,092
           2,265    Sherwin-Williams Co.                    99,819
          11,179    Staples, Inc.                          238,336
          13,490    The Gap, Inc.                          235,131
           2,083    Tiffany & Co.                           82,841
           7,969    TJX Cos., Inc.                         163,205

                                                          4,084,239

Textiles, Apparel and Luxury Goods - 0.4%
           5,600    Coach, Inc.*                           175,616
           2,039    Jones Apparel Group, Inc.               58,112
           1,864    Liz Claiborne, Inc.                     73,292
           4,106    NIKE, Inc. - Class B                   335,378


Shares                                                    Value
------------------------------------------------------------------
             649    Reebok Int'l. Ltd.                 $    36,714
           1,473    V.F. Corp.                              85,390

                                                           764,502

Thrifts and Mortgage Finance - 1.4%
           8,654    Countrywide Financial Corp.            285,409
          10,495    Federal Home Loan Mortgage Corp.       592,548
          16,854    Federal National Mortgage Assn.        755,396
           4,552    Golden West Financial Corp.            270,343
           1,532    MGIC Investment Corp.                   98,355
           5,100    Sovereign Bancorp, Inc.                112,404
          13,818    Washington Mutual, Inc.                541,942

                                                          2,656,397

Tobacco - 1.5%
          34,165    Altria Group, Inc.                    2,518,302
           2,145    Reynolds American, Inc.                178,078
           2,362    UST, Inc.                               98,873

                                                          2,795,253

Trading Companies and Distributors - 0.1%
           2,244    W.W. Grainger, Inc.                    141,193

Wireless Telecommunication Services - 0.8%
           5,814    ALLTEL Corp.                           378,549
          47,919    Sprint Nextel Corp.                   1,139,514

                                                          1,518,063

                Total Common Stocks
(Cost $168,983,104)                                       181,573,533



Principal
Amount                                                    Value
------------------------------------------------------------------
U.S. Government Security - 0.2%
U.S. Treasury Bills - 0.2%
$250,000            U.S. Treasury Bills
                    3.47% due 12/29/2005(1)
(Cost $247,874)                                        $   247,874

Repurchase Agreement - 2.3%
$4,339,000          State Street Bank and Trust Co.
                    repurchase agreement,
                    dated 9/30/2005, maturity
                    value $4,340,320 at
                    3.65%, due 10/3/2005(2)
                    (Cost $4,339,000)                  $  4,339,000

Total Investments - 100.0%
(Cost $173,569,978)                                       186,160,407
Cash, Receivables, and Other Assets
Less Liabilities - 0.0%                                     77,119
Net Assets - 100$                                         186,237,526


*  Non-income producing security.
(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is fully collateralized by $4,390,000 in U.S. Government Agency 5.40%, due 6/15/2015, with a value of $4,428,413.



Contracts Type  Description         Expiration       Unrealized
                                                     Depreciation
-----------------------------------------------------------------
Purchased Futures Contracts
14        P     S & P 500 Index       Dec-05          $  -26,537
-----------------------------------------------------------------

-----------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation ................. $     42,342,304
Gross unrealized depreciation ..................     (29,751,875)
                                                   --------------
Net unrealized appreciation ................... $     12,590,429
                                                   ==============

-----------------------------------------------------------------

The Guardian Baillie Gifford International Growth Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


Shares                                              Value
------------------------------------------------------------------

Common Stocks - 95.7%
Australia - 4.2%
Beverages - 0.4%
   53,400  Fosters Group Ltd.                     $   237,943
Commercial Banks - 0.7%
   22,354  Australia and NZ Banking Group Ltd.        410,044
Commercial Services and Supplies - 0.3%
   31,000  Brambles Inds. Ltd.                        209,923
Food and Staples Retailing - 0.4%
   20,506  Woolworths Ltd.                            260,638
Media - 0.2%
   33,000  John Fairfax Hldgs. Ltd.                   114,760
Metals and Mining - 1.3%
   45,406  BHP Billiton Ltd.                          772,159
Oil, Gas and Consumable Fuels - 0.5%
   11,900  Woodside Petroleum Ltd.                    327,426
Real Estate - 0.4%
   19,000  Westfield Group                            243,964
                                                    -----------
                                                    2,576,857

Belgium - 1.9%
Diversified Financial Services - 1.9%
   11,816  Groupe Bruxelles Lambert S.A.            1,157,628
Brazil - 1.6%
Diversified Telecommunication Services - 0.5%
   16,700  Telecom. Norte Leste Participacoes ADR     276,051
Oil, Gas and Consumable Fuels - 1.1%
    9,600  Petroleo Brasileiro S.A. ADR               686,304
                                                    -----------
                                                      962,355

Denmark - 2.2%
Commercial Banks - 2.2%
   42,840  Danske Bank AS                           1,315,151
Finland - 1.7%
Construction and Engineering - 1.7%
   15,103  Kone OYJ*                                1,028,933
France - 11.8%
Beverages - 1.0%
    3,340  Pernod-Ricard S.A.                         591,621
Diversified Financial Services - 1.5%
    9,065  Eurazeo                                    932,378
Health Care Equipment and Supplies - 2.4%
   17,790  Essilor Int'l. S.A.                      1,477,986
Oil, Gas and Consumable Fuels - 3.4%
    7,490  Total S.A.                               2,051,040
Personal Products - 1.7%
   13,091  L'Oreal S.A.                             1,017,352
Pharmaceuticals - 1.8%
   13,265  Sanofi-Aventis                           1,099,652
                                                    -----------
                                                    7,170,029

Germany - 5.1%
Health Care Providers and Services - 0.9%
    6,150  Celesio AG                                 540,232
Multi-Utilities - 1.1%
    9,760  RWE AG                                     647,862
Software - 2.0%
    7,163  SAP AG                                   1,242,021


Shares                                              Value
------------------------------------------------------------------
Textiles, Apparel and Luxury Goods - 1.1%
    3,770  Adidas-Salomon AG                      $   657,241
                                                    -----------
                                                    3,087,356

Hong Kong - 2.8%
Commercial Banks - 0.4%
  138,500  BOC Hong Kong Hldgs. Ltd.                  277,645
Distributors - 0.3%
   78,000  Li & Fung Ltd.                             180,496
Diversified Financial Services - 0.3%
   50,000  Hong Kong Exchanges & Clearing Ltd.        171,459
Media - 0.2%
   20,000  Television Broadcasts Ltd.                 120,021
Real Estate - 1.6%
   59,000  Cheung Kong Hldgs. Ltd.                    666,293
   28,000  Sun Hung Kai Properties Ltd.               289,676
                                                    -----------
                                                      955,969
                                                    -----------
                                                    1,705,590

Ireland - 3.0%
Commercial Banks - 1.4%
   39,230  Allied Irish Banks PLC                     837,272
Construction Materials - 1.6%
   35,380  CRH PLC                                    962,010
                                                    -----------
                                                    1,799,282

Italy - 2.2%
Insurance - 1.2%
   31,462  Riunione Adriatica di Sicurta SPA          718,525
Oil, Gas and Consumable Fuels - 1.0%
   19,810  ENI SPA                                    590,245
                                                    -----------
                                                    1,308,770

Japan - 21.7%
Auto Components - 1.2%
   33,000  Bridgestone Corp.                          707,798
Automobiles - 1.1%
   59,800  Nissan Motor Co. Ltd.                      684,062
Building Products - 1.3%
   76,000  Asahi Glass Co.                            798,941
Commercial Banks - 1.4%
       64  Mitsubishi UFJ Financial Group, Inc.       841,696
Diversified Financial Services - 1.2%
    9,700  Promise Co.                                720,041
Electronic Equipment and Instruments - 2.7%
    2,800  Keyence Corp.                              705,344
   34,500  Konica Minolta Hldgs., Inc.                314,259
    4,100  Nidec Corp.                                244,274
    4,100  Nidec Corp. - New*                         241,379
   20,000  Yaskawa Electric Corp.*                    153,405
                                                    -----------
                                                    1,658,661
Household Products - 0.9%                           -----------
   22,000  Kao Corp.                                  542,742
Insurance - 1.3%
   70,000  Mitsui Sumitomo Insurance Co.              811,863
Machinery - 1.1%
   24,900  Daikin Inds. Ltd.                          668,132
Marine - 1.2%
   89,000  Mitsui O.S.K. Lines Ltd.                   712,503


Shares                                              Value
------------------------------------------------------------------
Office Electronics - 1.3%
   14,800  Canon, Inc.                            $   800,777
Real Estate - 0.7%
   27,000  Sumitomo Realty & Dev't. Co. Ltd.          400,847
Road and Rail - 0.9%
  105,000  Tokyu Corp.                                557,924
Specialty Retail - 0.9%
    7,600  Yamada Denki Co. Ltd.                      578,913
Tobacco - 1.7%
       65  Japan Tobacco, Inc.                      1,026,965
Trading Companies and Distributors - 1.8%
   86,000  Mitsui & Co. Ltd.                        1,078,653
Wireless Telecommunication Services - 1.0%
      104  KDDI Corp.                                 587,493
                                                    -----------
                                                    13,178,011

Luxembourg - 0.5%
Wireless Telecommunication Services - 0.5%
   18,594  SES Global                                 292,589
New Zealand - 0.4%
Diversified Telecommunication Services - 0.4%
   53,400  Telecom. Corp. of New Zealand              222,986
People's Republic of China - 0.8%
Oil, Gas and Consumable Fuels - 0.8%
  715,500  CNOOC Ltd.                                 516,543
Russia - 0.5%
Wireless Telecommunication Services - 0.5%
    7,100  Mobile Telesystems ADR                     288,828
Singapore - 0.7%
Electronic Equipment and Instruments - 0.3%
   19,000  Venture Corp. Ltd.                         162,994
Industrial Conglomerates - 0.2%
   19,000  Keppel Corp. Ltd.                          142,760
Media - 0.2%
   56,000  Singapore Press Hldgs. Ltd.                153,066
                                                    -----------
                                                      458,820

South Africa - 0.6%
Oil, Gas and Consumable Fuels - 0.6%
    8,956  Sasol Ltd.                                 347,243
South Korea - 0.5%
Semiconductors and Semiconductor Equipment - 0.5%
    1,080  Samsung Electronics Co. Ltd. GDR+          307,260
Spain - 2.5%
Commercial Banks - 1.2%
   60,650  Banco Popular Espanol S.A.                 741,556
Tobacco - 1.3%
   16,720  Altadis S.A.                               751,400
                                                    -----------
                                                    1,492,956

Sweden - 7.0%
Commercial Banks - 1.5%
   39,376  Svenska Handelsbanken AB                   914,169
Communications Equipment - 1.1%
  182,870  LM Ericsson                                669,360
Health Care Equipment and Supplies - 1.2%
   51,430  Getinge AB                                 711,756
Machinery - 3.2%
   74,580  Atlas Copco AB                           1,292,581


Shares                                              Value
------------------------------------------------------------------
   13,479  Sandvik AB                             $   672,067
                                                    -----------
                                                    1,964,648
                                                    -----------
                                                    4,259,933

Switzerland - 4.1%
Commercial Banks - 2.5%
   17,810  UBS AG                                   1,519,860
Electrical Equipment - 1.6%
  134,300  ABB Ltd.*                                  985,631
                                                    -----------
                                                    2,505,491

United Kingdom - 19.9%
Commercial Banks - 2.8%
   41,664  Royal Bank of Scotland                   1,186,160
   23,000  Standard Chartered PLC                     497,715
                                                    -----------
                                                    1,683,875
Commercial Services and Supplies - 1.1%
   56,000  Capita Group PLC                           373,308
  141,000  Hays PLC                                   306,244
                                                    -----------
                                                      679,552
Hotels, Restaurants and Leisure - 2.3%
   14,800  Carnival PLC                               767,545
  112,000  Hilton Group PLC                           623,254
                                                    -----------
                                                    1,390,799
Media - 0.6%
   45,701  Yell Group PLC                             386,729
Metals and Mining - 1.1%
   40,000  BHP Billiton PLC                           648,308
Multiline Retail - 0.5%
   13,000  Next PLC                                   320,191
Oil, Gas and Consumable Fuels - 3.3%
   58,000  BG Group PLC                               552,124
  120,000  BP PLC                                   1,430,030
                                                    -----------
                                                    1,982,154
Pharmaceuticals - 1.7%
   40,902  GlaxoSmithKline PLC                      1,043,605
Specialty Retail - 0.6%
   98,000  Kingfisher PLC                             374,547
Tobacco - 2.8%
   29,000  British American Tobacco PLC               611,133
   37,000  Imperial Tobacco                         1,063,198
                                                    -----------
                                                    1,674,331
Trading Companies and Distributors - 0.6%
   17,000  Wolseley PLC                               360,657
Wireless Telecommunication Services - 2.5%
  587,650  Vodafone Group                           1,533,688
                                                    -----------
                                                    12,078,436

         Total Common Stocks
(Cost $39,295,185)                                  58,061,047

Preferred Stocks - 3.4%
Brazil - 1.6%
Oil, Gas and Consumable Fuels - 1.6%
   14,700  Petroleo Brasileiro S.A. ADR           $   937,125
Germany - 1.8%
Automobiles - 1.8%
    1,440  Porsche AG                               1,110,831

         Total Preferred Stocks                     -----------
(Cost $831,524)                                     2,047,956


Principal
Amount                                              Value
------------------------------------------------------------------
Repurchase Agreement - 0.7%
$431,000   State Street Bank and Trust Co.
           repurchase agreement,
           dated 9/30/2005, maturity
           value $431,063 at
           1.75%, due 10/3/2005(1)
(Cost $431,000)                                   $   431,000

Total Investments - 99.8%
(Cost $40,557,709)                                  60,540,003
Cash, Receivables, and Other Assets
Less Liabilities - 0.2%                                96,591
Net Assets - 100%                                 $ 60,636,594


*  Non-income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At September 30, 2005, the aggregate market value of these securities amounted to $307,260 representing 0.5% of net assets.

(1) The repurchase agreement is fully collateralized by $390,000 in U.S. Government Agency 5.50%, due 8/15/2028, with a value of $443,138. Glossary of Terms:
         ADR - American Depositary Receipt.
         GDR - Global Depositary Receipt .

------------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation ................. $      20,301,174
Gross unrealized depreciation .................          (318,880)
						  	         --------------
Net unrealized appreciation ................... $      19,982,294
                                                   ==============

------------------------------------------------------------------

The Guardian Baillie Gifford Emerging Markets Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


Shares                                                   Value
------------------------------------------------------------------
Common Stocks - 88.2%
Argentina - 0.1%
Food and Staples Retailing - 0.1%
      11,480  Imp. Y Exp. Patagonia                   $        77,684
Brazil - 5.1%
Diversified Telecommunication Services - 1.3%
     121,600  Telecom. Norte Leste Participacoes ADR        2,010,048
Media - 1.2%
   3,989,019  Net Servicos de Comunicacao S.A.*             1,766,089
Metals and Mining - 1.1%
      36,900  Comp. Vale Do Rio Doce ADR                    1,618,434
Oil, Gas and Consumable Fuels - 1.5%
      33,000  Petroleo Brasileiro S.A. ADR                  2,359,170
                                                         -----------
                                                            7,753,741

Chile - 0.6%
Commercial Banks - 0.6%
      21,000  Banco Santander Chile ADR                       921,270
Egypt - 1.4%
Wireless Telecommunication Services - 1.4%
      44,792  Orascom Telecom Hldg. SAE GDR                 2,105,224
Hungary - 0.7%
Commercial Banks - 0.7%
      25,000  OTP Bank Rt.                                    985,373
India - 5.4%
Chemicals - 2.4%
     101,500  Reliance Inds. Ltd. GDR+                      3,656,030
Commercial Banks - 1.0%
      30,500  HDFC Bank Ltd. ADR                            1,561,600
Information Technology Services - 2.0%
      40,000  Infosys Technologies Ltd. ADR                 2,971,200
                                                         -----------
                                                            8,188,830

Indonesia - 2.9%
Commercial Banks - 1.0%
   5,659,500  PT Bank Rakyat Indonesia                      1,485,000
Diversified Telecommunication Services - 1.5%
   4,415,000  PT Telekomunikasi  Indonesia                  2,295,457
Metals and Mining - 0.4%
   7,135,000  PT Bumi Resources Tbk                           624,052
                                                         -----------
                                                            4,404,509

Israel - 4.1%
Chemicals - 1.0%
     248,100  Makhteshim-Agan Inds. Ltd.                    1,409,082
Commercial Banks - 1.2%
     470,000  Bank Hapoalim Ltd.                            1,828,360
Internet Software and Services - 1.0%
      64,000  Check Point Software Technologies Ltd. ADR*   1,556,480
Pharmaceuticals - 0.9%
      42,000  Teva Pharmaceutical Inds. Ltd. ADR            1,403,640
                                                         -----------
                                                            6,197,562

Malaysia - 4.9%
Construction and Engineering - 0.3%
     800,000  Road Builder (M) Hldgs. Berhad                  418,148


Shares                                                   Value
------------------------------------------------------------------
Diversified Telecommunication Services - 1.0%
     575,000  Telekom Malaysia Berhad                 $     1,586,628
Food Products - 1.1%
     506,400  IOI Corp. Berhad                              1,598,875
Media - 0.9%
     920,000  Astro All Asia Networks PLC                   1,391,350
Real Estate - 0.7%
   1,370,000  Glomac Berhad                                   468,904
     530,000  SP Setia Berhad                                 545,609
                                                         -----------
                                                            1,014,513
Transportation Infrastructure - 0.9%
   1,600,000  PLUS Expressways Berhad                       1,358,451
                                                         -----------
                                                            7,367,965

Mexico - 7.2%
Commercial Banks - 1.3%
     218,200  Grupo Fin. Banorte S.A. de C.V.               1,943,465
Diversified Telecommunication Services - 0.6%
     421,000  Grupo Carso Global Telecom.*                    830,940
Food and Staples Retailing - 1.1%
     317,511  Wal-Mart de Mexico S.A. de C.V.               1,610,837
Household Durables - 0.5%
     214,000  Consorcio Ara S.A. de C.V.                      811,046
Transportation Infrastructure - 0.5%
      19,400  Grupo Aeroportuario del Sureste S.A. de C.V     774,060
Wireless Telecommunication Services - 3.2%
     123,600  America Movil S.A. de C.V. ADR                3,253,152
     391,000  America Telecom S.A. de C.V.*                 1,619,543
                                                         -----------
                                                            4,872,695
                                                         -----------
                                                           10,843,043

People's Republic of China - 4.3%
Diversified Telecommunication Services - 1.0%
   4,050,000  China Telecom Corp. Ltd.                      1,527,179
Electric Utilities - 0.3%
     720,000  Huaneng Power Int'l., Inc.                      533,715
Oil, Gas and Consumable Fuels - 3.0%
   2,530,000  CNOOC Ltd.                                    1,826,491
   3,196,000  PetroChina Co. Ltd.                           2,678,114
                                                         -----------
                                                            4,504,605
                                                         -----------
                                                            6,565,499

Poland - 1.2%
Commercial Banks - 0.7%
      19,000  Bank Pekao S.A.                               1,050,611
Media - 0.5%
      40,000  Agora S.A.                                      835,573
                                                         -----------
                                                            1,886,184

Russia - 5.0%
Diversified Consumer Services - 1.0%
      64,000  AFK Sistema GDR                               1,568,000
Metals and Mining - 0.3%
      32,000  Peter Hambro Mining PLC*                        462,875
Oil, Gas and Consumable Fuels - 2.7%
      70,000  LUKOIL ADR                                    4,047,400
Wireless Telecommunication Services - 1.0%
      32,800  VimpelCom ADR*                                1,457,632
                                                         -----------
                                                            7,535,907


Shares                                                   Value
------------------------------------------------------------------
South Africa - 11.3%
Commercial Banks - 1.8%
     252,000  Standard Bank Group Ltd.                $     2,776,860
Diversified Telecommunication Services - 1.0%
      74,000  Telkom Group Ltd.                             1,469,399
Food and Staples Retailing - 0.5%
      90,811  Massmart Hldgs. Ltd.                            771,947
Industrial Conglomerates - 1.1%
      80,868  Imperial Hldgs. Ltd.                          1,693,104
Media - 1.0%
      94,000  Naspers Ltd.                                  1,538,774
Metals and Mining - 2.0%
      30,435  Anglo American Platinum Corp.                 1,796,635
      56,000  Lonmin PLC                                    1,283,170
                                                         -----------
                                                            3,079,805
Oil, Gas and Consumable Fuels - 3.4%
     130,100  Sasol Ltd.                                    5,044,255
Specialty Retail - 0.5%
     148,000  Edgars Consolidated Stores Ltd.                 739,709
                                                         -----------
                                                           17,113,853

South Korea - 19.3%
Auto Components - 0.2%
      26,330  Hankook Tire Co. Ltd.                           348,541
Commercial Services and Supplies - 1.3%
      39,700  S1 Corp.                                      1,915,501
Construction and Engineering - 0.2%
       7,970  Hyundai Development Co.                         252,288
Household Durables - 1.0%
      74,000  Woong Jin Coway Co. Ltd.*                     1,487,098
Industrial Conglomerates - 3.7%
     141,630  Hanwha Corp.                                  3,308,096
      91,500  LG Corp.                                      2,312,734
                                                         -----------
                                                            5,620,830
Insurance - 3.4%
      63,000  Oriental Fire & Marine Ins. Co. Ltd.          2,229,928
      27,400  Samsung Fire & Marine Ins. Co. Ltd.           2,838,561
                                                         -----------
                                                            5,068,489
Marine - 2.4%
     248,000  Samsung Heavy Inds. Co. Ltd.                  3,615,923
Media - 0.8%
       6,300  Cheil Comms., Inc.                            1,208,633
Oil, Gas and Consumable Fuels - 1.4%
      86,000  GS Hldgs. Corp.                               2,194,341
Pharmaceuticals - 1.3%
      14,797  Yuhan Corp.                                   1,944,546
Trading Companies and Distributors - 2.4%
     208,200  Samsung Corp.                                 3,604,806
Transportation Infrastructure - 1.2%
      84,000  Daewoo Shipbuilding & Marine Engineering Co   1,893,525
                                                         -----------
                                                           29,154,521

Taiwan - 6.3%
Chemicals - 1.1%
   1,615,000  Taiwan Fertilizer Co. Ltd.                    1,727,637
Construction and Engineering - 0.2%
     718,204  CTCI Corp.                                      335,453


Shares                                                   Value
------------------------------------------------------------------
Diversified Financial Services - 1.4%
     958,499  Shin Kong Financial Hldg. Co. Ltd.      $       808,726
   2,682,570  SinoPac Hldgs.                                1,248,910
                                                         -----------
                                                            2,057,636
Electronic Equipment and Instruments - 2.5%
     805,470  Hon Hai Precision Inds. Co. Ltd.              3,749,985
Multiline Retail - 0.7%
   1,921,500  Far Eastern Dept. Stores Ltd.                 1,013,281
Wireless Telecommunication Services - 0.4%
     594,800  Taiwan Cellular Corp.                           566,382
                                                         -----------
                                                            9,450,374

Thailand - 4.9%
Commercial Banks - 1.2%
     700,000  Bangkok Bank Public Co. Ltd.                  1,790,718
Diversified Financial Services - 0.7%
   1,565,000  TISCO Finance Pub. Co. Ltd.                   1,048,544
Oil, Gas and Consumable Fuels - 1.6%
     221,000  PTT Exploration & Production Pub. Co. Ltd.    2,519,869
Wireless Telecommunication Services - 1.4%
     790,000  Advanced Info Service Pub. Co. Ltd.           2,078,694
                                                         -----------
                                                            7,437,825

Turkey - 3.5%
Commercial Banks - 2.5%
   1,232,874  Turkiye Garanti Bankasi A.S.*                 3,686,243
Food and Staples Retailing - 0.5%
      32,000  BIM Birlesik Magazalar A.S.*                    803,272
Media - 0.5%
     307,837  Dogan Yayin Hldgs. A.S.*                        801,361
                                                         -----------
                                                            5,290,876

            Total Common Stocks
(Cost $88,174,937)                                        133,280,240

Preferred Stocks - 7.9%
Brazil - 7.9%
Commercial Banks - 2.6%
   1,335,055  Itausa-Investimentos Itau S.A.          $     3,872,172
Electric Utilities - 0.9%
  67,300,000  AES Tiete S.A.                                1,401,640
Food Products - 0.0%
   4,700,000  Comp. Lorenz S.A.                                     0
Metals and Mining - 1.9%
      19,000  Comp. Vale Do Rio Doce                          745,665
      55,000  Comp. Vale Do Rio Doce ADR                    2,140,050
                                                         -----------
                                                            2,885,715
Oil, Gas and Consumable Fuels - 2.5%
      59,600  Petroleo Brasileiro S.A. ADR                  3,799,500

            Total Preferred Stocks
(Cost $4,927,067)                                          11,959,027

Principal
Amount                                                   Value
------------------------------------------------------------------
Repurchase Agreement - 2.2%
$3,225,000    State Street Bank and Trust Co.
              repurchase agreement
              dated 9/30/2005, maturity
              value $3,225,470 at
              1.75%, due 10/3/2005(1)
(Cost $3,225,000)                                     $     3,225,000

Total Investments - 98.3%
(Cost $96,327,004)                                        148,464,267
Cash, Receivables, and Other Assets
Less Liabilities - 1.7%                                     2,597,111
Net Assets - 100%                                     $   151,061,378


*  Non-income producing security.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At September 30,2005 the aggregate market value of these securities amounted to $3,656,030 representing 2.4% of net assets.

(1) The repurchase agreement is fully collateralized by $2,320,000 U.S. Government Agency 8.00%, due 11/15/2021, with a value of $3,294,400.
Glossary of Terms:
            ADR - American Depositary Receipt.
            GDR - Global Depositary Receipt .


-----------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation ................. $      53,194,714
Gross unrealized depreciation .................        (1,057,451)
					                     --------------
Net unrealized appreciation ................... $      52,137,263
                                                   ==============

-----------------------------------------------------------------

The Guardian Investment Quality Bond Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


   Principal
   Amount                                              Value
------------------------------------------------------------------

Asset Backed Securities - 8.5%
$   1,495,000   Ameriquest Mtg. Secs., Inc.
                2003-5 A6
                4.541% due 4/25/2033                 $   1,480,498
       86,252   Amresco
                1997-1 MIF
                7.42% due 3/25/2027                         85,976
      750,000   Capital Auto Receivables Asset Tr.
                2005-1 A4
                4.05% due 7/15/2009                        744,170
    1,264,000   Carmax Auto Owner Tr.
                2005-1 A4
                4.35% due 3/15/2010                      1,255,892
      300,000   Caterpillar Financial Asset Tr.
                2004-A A3
                3.13% due 1/26/2009                        296,280
      215,000   Countrywide Asset-Backed Certificates
                2004-S1 A2
                3.872% due 3/25/2020                       211,511
    1,500,000   New Century Home Equity Loan Tr.
                2005-A A 4
                5.114% due 8/25/2035(1)                  1,477,191
      810,000   Nissan Auto Receivables Owner Tr.
                2003-B A4
                2.05% due 3/16/2009                        789,096
    1,200,000   Renaissance Home Equity Loan Tr.
                2005-2 AF3
                4.499% due 8/25/2035(1)                  1,185,884
       56,352   Residential Asset Mtg. Prods., Inc.
                2003-RZ3 A3
                2.14% due 2/25/2030                         56,174
    1,600,000   Residential Funding Mtg. Secs.
                2003-HS3 AI2
                3.15% due 7/25/2018                      1,576,262
    1,900,000   Vanderbilt Acquisition Loan Tr.
                2002-1 A3
                5.70% due 9/7/2023                       1,911,222
      330,000   Volkswagen Auto Lease Tr.
                2004-A A4A
                3.09% due 8/20/2010                        323,779
      220,000   WFS Financial Owner Tr.
                2003-3 A4
                3.25% due 5/20/2011                        216,629

   Total Asset Backed Securities
(Cost $11,729,774)                                      11,610,564

Collateralized Mortgage Obligations - 15.2%
                Countrywide Home Loans
$   2,971,475   2005-21 A2
                5.50% due 10/25/2035                 $   2,947,334
    1,302,118   2002-19 1A1
                6.25% due 11/25/2032                     1,310,135
                FHLMC


   Principal
   Amount                                              Value
------------------------------------------------------------------

$     523,526   H006 A2
                2.837% due 2/15/2010                 $     517,406
      700,000   2626 KA
                3.00% due 3/15/2030                        664,239
      813,207   1534 Z
                5.00% due 6/15/2023                        798,143
      405,000   2500 TD
                5.50% due 2/15/2016                        408,773
    1,500,000   2744 PC
                5.50% due 1/15/2031                      1,528,058
    1,015,813   2744 VC
                5.50% due 4/15/2011                      1,034,095
    1,200,000   2367 ME
                6.50% due 10/15/2031                     1,255,705
                FNMA
    1,030,000   2005-22 HK
                5.00% due 11/25/2023                     1,032,800
    1,400,000   2005-39 CL
                5.00% due 12/25/2021                     1,399,296
      752,737   2001-51 PH
                6.00% due 8/25/2030                        761,472
    2,686,044   J.P. Morgan Mtg. Tr.
                2005-S2 2A15
                6.00% due 9/25/2035                      2,709,547
      918,000   Mastr Asset Securitization Tr.
                2003-10 3A7
                5.50% due 11/25/2033                       911,949
                Wells Fargo Mtg.-Backed Secs. Tr.
    1,500,000   2003-11 1A3
                4.75% due 10/25/2018                     1,483,642
    1,905,603   2005-5 1A1
                5.00% due 5/25/2020                      1,894,998

   Total Collateralized Mortgage Obligations
(Cost $20,989,967)                                      20,657,592

Commercial Mortgage Backed Securities - 7.4%
                Chase Comm'l. Mtg. Secs. Corp.
$     305,000   1998-2 A2
                6.39% due 11/18/2030                 $     318,617
      400,000   1997-1 C
                7.37% due 6/19/2029                        414,575
    1,500,000   Crown Castle Towers LLC
                2005-1A AFX
                4.643% due 6/15/2035+                    1,474,264
      461,915   First Union National Bank Comm'l. Mtg. Tr.
                2000-C2 A1
                6.94% due 10/15/2032                       476,501
    1,500,000   GE Comm'l. Mtg. Corp.
                2005-C1 A5
                4.772% due 6/10/2048                     1,474,018
      767,450   GMAC Comm'l. Mtg. Sec., Inc.
                1997-C1 A3
                6.869% due 7/15/2029                       790,668
    1,550,000   Greenwich Capital Comm'l. Funding Corp.
                2005-GG3 AJ
                4.859% due 8/10/2042                     1,523,018


   Principal
   Amount                                              Value
------------------------------------------------------------------
$   1,500,000   J.P. Morgan Chase Comm'l. Mtg. Secs.
                2005-LDP4 A4
                4.918% due 10/15/2042                $   1,485,000
      200,000   Merrill Lynch Mtg. Tr.
                2004-BPC1 A5
                4.855% due 10/12/2041                      197,602
       20,100   Midland Realty Acceptance Corp.
                1996-C1 C
                7.857% due 8/25/2028(1)                     20,050
      225,000   Morgan Stanley Capital I
                1999-RM1 E
                7.21% due 12/15/2031(1)                    239,516
      295,912   Mtg. Capital Funding, Inc.
                1997-MC1 A3
                7.288% due 7/20/2027                       302,096
    1,400,000   Wachovia Bank Comm'l Mtg. Tr.
                2005-C20 AMFX
                5.179% due 7/15/2042                     1,406,066

   Total Commercial Mortgage Backed Securities
(Cost $10,354,215)                                      10,121,991

Corporate Bonds - 19.7%
Aerospace and Defense - 0.7%
$     200,000   General Dynamics Corp.
                4.50% due 8/15/2010                  $     198,698
      100,000   Northrop Grumman Corp.
                7.125% due 2/15/2011                       110,514
      150,000   TRW, Inc.
                7.75% due 6/1/2029                         191,745
                United Technologies Corp.
      200,000   4.375% due 5/1/2010                        197,832
      200,000   5.40% due 5/1/2035                         199,820
                                                       -----------
                                                           898,609

Automotive - 0.7%
                DaimlerChrysler NA Hldg.
      150,000   4.05% due 6/4/2008                         146,483
       80,000   6.50% due 11/15/2013                        84,583
       45,000   8.50% due 1/18/2031                         54,481
                Ford Motor Credit Co.
      250,000   6.50% due 1/25/2007                        250,291
      125,000   7.00% due 10/1/2013                        115,920
      250,000   General Motors Acceptance Corp.
                6.125% due 9/15/2006                       250,794
                                                       -----------
                                                           902,552

Banking - 0.2%
      300,000   BB&T Corp.
                4.90% due 6/30/2017                        293,499

Chemicals - 0.1%
      150,000   Lubrizol Corp.
                5.50% due 10/1/2014                        150,526



   Principal
   Amount                                              Value
------------------------------------------------------------------
Electric - 0.9%
$     300,000   Alabama Power Co.
                5.65% due 3/15/2035                  $     291,651
      200,000   Exelon Corp.
                4.45% due 6/15/2010                        194,100
      300,000   Florida Power & Light Co.
                4.95% due 6/1/2035                         278,084
      200,000   Pacific Gas & Electric Co.
                6.05% due 3/1/2034                         208,078
      300,000   Potomac Edison Co.
                5.35% due 11/15/2014                       303,258
                                                       -----------
                                                         1,275,171

Energy - 0.6%
      447,000   RAS Laffan Liquefied Natural Gas
                3.437% due 9/15/2009+                      432,298
      350,000   Western Oil Sands, Inc.
                8.375% due 5/1/2012                        402,063
                                                       -----------
                                                           834,361

Energy-Refining - 0.3%
      250,000   Tosco Corp.
                8.125% due 2/15/2030                       339,567

Entertainment - 0.3%
      400,000   Time Warner, Inc.
                7.57% due 2/1/2024                         456,644

Environmental - 0.3%
      400,000   Waste Management, Inc.
                7.375% due 8/1/2010                        439,862

Finance Companies - 1.5%
      400,000   Capital One Bank
                5.75% due 9/15/2010                        413,265
      500,000   CIT Group, Inc.
                4.022% due 5/18/2007(1)                    501,316
      200,000   General Electric Capital Corp.
                6.75% due 3/15/2032                        235,246
      400,000   Household Finance Corp.
                6.375% due 11/27/2012                      429,816
      375,000   MBNA America Bank Nat'l.
                7.125% due 11/15/2012                      421,542
                                                       -----------
                                                         2,001,185

Financial - 1.2%
      200,000   Credit Suisse First Boston
                6.50% due 1/15/2012                        216,567
      450,000   Goldman Sachs Group, Inc.
                5.125% due 1/15/2015                       448,607
                Lehman Brothers Hldgs., Inc.
      200,000   4.25% due 1/27/2010                        195,665
      200,000   6.625% due 1/18/2012                       217,563
      250,000   Merrill Lynch & Co.
                5.00% due 1/15/2015                        248,645
                Morgan Stanley
      150,000   4.00% due 1/15/2010                        145,169


   Principal
   Amount                                              Value
------------------------------------------------------------------
$     200,000   4.75% due 4/1/2014                   $     192,953

                                                         1,665,169

Financial-Banks - 2.1%
      550,000   Bank of America Corp.
                4.875% due 9/15/2012                       549,863
      500,000   Citigroup, Inc.
                5.00% due 9/15/2014                        497,301
      300,000   City Nat'l. Corp.
                5.125% due 2/15/2013                       300,096
      200,000   HSBC USA, Inc.
                4.625% due 4/1/2014                        194,119
      450,000   J.P. Morgan Chase & Co.
                5.75% due 1/2/2013                         467,958
      250,000   Sovereign Bank
                5.125% due 3/15/2013                       248,877
      200,000   Wachovia Corp.
                5.25% due 8/1/2014                         202,804
      150,000   Washington Mutual Bank
                5.65% due 8/15/2014                        154,090
      250,000   Zions Bancorp
                6.00% due 9/15/2015                        265,408
                                                       -----------
                                                         2,880,516

Food and Beverage - 0.5%
      400,000   Kellogg Co.
                2.875% due 6/1/2008                        381,674
      300,000   Kraft Foods, Inc.
                5.25% due 10/1/2013                        303,313
                                                       -----------
                                                           684,987

Gaming - 0.1%
      150,000   Harrahs Operating Co., Inc.
                5.625% due 6/1/2015+                       148,284

Health Care - 0.1%
      150,000   Wellpoint, Inc.
                5.00% due 12/15/2014                       149,225

Home Construction - 0.4%
      250,000   D. R. Horton, Inc.
                5.625% due 1/15/2016                       239,021
      300,000   Ryland Group, Inc.
                5.375% due 6/1/2008                        301,419
                                                       -----------
                                                           540,440

Insurance - 0.7%
      250,000   Genworth Financial, Inc.
                4.95% due 10/1/2015                        245,930
                Metlife, Inc.
      250,000   5.00% due 6/15/2015                        246,775
      125,000   5.70% due 6/15/2035                        124,260
      400,000   Willis Group NA
                5.625% due 7/15/2015                       397,427
                                                       -----------
                                                         1,014,392

Media-Cable - 0.9%
      300,000   AT & T Broadband Corp.
                9.455% due 11/15/2022                      404,036


   Principal
   Amount                                              Value
------------------------------------------------------------------
$     800,000   Comcast Cable Comm., Inc.
                6.875% due 6/15/2009                 $     852,894
                                                       -----------
                                                         1,256,930

Media-NonCable - 1.0%
      150,000   News America Hldgs.
                8.00% due 10/17/2016                       179,538
    1,150,000   Scholastic Corp.
                5.75% due 1/15/2007                      1,161,162
                                                       -----------
                                                         1,340,700

Merchandising-Supermarkets - 0.6%
      400,000   Delhaize America, Inc.
                7.375% due 4/15/2006                       405,520
      400,000   Safeway, Inc.
                6.15% due 3/1/2006                         401,558
                                                       -----------
                                                           807,078

Metals and Mining - 0.3%
      350,000   Noranda, Inc.
                6.00% due 10/15/2015                       356,644

Natural Gas-Pipelines - 0.2%
      250,000   Keyspan Corp.
                7.625% due 11/15/2010                      281,970

Pharmaceuticals - 0.4%
   Genentech, Inc.
      300,000   4.75% due 7/15/2015+                       294,235
      250,000   5.25% due 7/15/2035+                       240,875
                                                      -----------
                                                           535,110

Railroads - 0.7%
      200,000   Burlington Northern Santa Fe Corp.
                7.95% due 8/15/2030                        262,646
      150,000   CSX Corp.
                4.875% due 11/1/2009                       149,748
      450,000   Norfolk Southern Corp.
                6.75% due 2/15/2011                        490,347
                                                       -----------
                                                           902,741

Real Estate Investment Trust - 0.4%
                EOP Operating LP
      150,000   4.75% due 3/15/2014                        144,464
      100,000   7.00% due 7/15/2011                        109,118
      200,000   Liberty Ppty. LP
                7.25% due 3/15/2011                        219,272
      100,000   Regency Centers LP
                6.75% due 1/15/2012                        107,666
                                                       -----------
                                                           580,520

Retailers - 0.7%
      250,000   CVS Corp.
                4.875% due 9/15/2014                       244,764
      150,000   Federated Department Stores, Inc.
                7.00% due 2/15/2028                        162,487
      300,000   Staples, Inc.
                7.375% due 10/1/2012                       337,075


   Principal
   Amount                                              Value
------------------------------------------------------------------
$     150,000   Wal-Mart Stores, Inc.
                4.50% due 7/1/2015                   $     145,129
                                                       -----------
                                                           889,455

Technology - 0.5%
      250,000   First Data Corp.
                4.95% due 6/15/2015                        248,067
      200,000   Motorola, Inc.
                6.50% due 9/1/2025                         217,908
      250,000   Pitney Bowes, Inc.
                4.75% due 1/15/2016                        244,416
                                                       -----------
                                                           710,391

Utilities-Electric and Water - 0.7%
      250,000   FirstEnergy Corp.
                6.45% due 11/15/2011                       266,191
      500,000   Public Service Co. of New Mexico
                4.40% due 9/15/2008                        492,070
      200,000   Public Service Electric Gas Co.
                5.125% due 9/1/2012                        202,857
                                                       -----------
                                                           961,118

Wireless Communications - 1.3%
      300,000   America Movil S.A. de C.V.
                6.375% due 3/1/2035                        290,886
   AT & T Wireless Svcs., Inc.
      400,000   8.125% due 5/1/2012                        469,070
      250,000   8.75% due 3/1/2031                         337,450
      690,000   Verizon Wireless Capital LLC
                5.375% due 12/15/2006                      696,696
                                                       -----------
                                                         1,794,102

Wireline Communications - 1.3%
      250,000   Deutsche Telekom Int'l. Finance BV
                8.75% due 6/15/2030(1)                     322,755
                France Telecom S.A.
      325,000   7.75% due 3/1/2011(1)                      369,027
      115,000   8.50% due 3/1/2031(1)                      154,118
      600,000   Sprint Capital Corp.
                8.375% due 3/15/2012                       706,103
      200,000   Verizon Global Funding Corp.
                5.85% due 9/15/2035                        196,689
                                                       -----------
                                                         1,748,692

   Total Corporate Bonds
(Cost $26,381,651)                                      26,840,440

Mortgage Pass-Through Securities - 28.7%
                FHLMC
$  11,335,478   5.50% due 9/1/2034 - 6/1/2035        $  11,341,632
    2,555,603   6.00% due 11/1/2034                      2,603,691
        6,184   7.00% due 8/1/2008                           6,394
                FNMA
    9,881,029   5.00% due 6/1/2018 - 8/1/2035            9,737,577
    1,994,634   5.50% due 8/1/2019 - 8/1/2035            2,005,844
    6,030,678   6.00% due 10/1/2013 - 2/1/2035           6,143,548
    2,788,570   6.50% due 12/1/2017 - 4/1/2035           2,875,285


   Principal
   Amount                                              Value
------------------------------------------------------------------
$     614,201   7.00% due 2/1/2009 - 6/1/2032        $     642,726
      429,079   7.50% due 5/1/2027 - 2/1/2031              454,698
      171,189   8.00% due 6/1/2030 - 9/1/2030              183,028
    1,500,000   5.50%, (15 yr. TBA)                      1,521,562
                GNMA
      794,964   6.00% due 3/15/2033 - 12/15/2033           814,424
      770,340   6.50% due 4/15/2033                        801,671

   Total Mortgage Pass-Through Securities
(Cost $39,447,640)                                      39,132,080

Sovereign Debt Securities - 1.4%
                Pemex Project Funding Master Tr.
$     200,000   5.17% due 6/15/2010+(1)              $     208,100
      350,000   7.875% due 2/1/2009(1)                     378,875
      250,000   Quebec Province
                4.60% due 5/26/2015                        246,012
      475,000   Republic of South Africa
                6.50% due 6/2/2014                         518,937
                United Mexican States
      200,000   4.625% due 10/8/2008                       199,000
      250,000   8.00% due 9/24/2022                        303,750

   Total Sovereign Debt Securities
(Cost $1,719,697)                                        1,854,674

Taxable Municipal Security - 0.1%
$     200,000   Oregon Sch. Brds. Association
                4.759% due 6/30/2028
(Cost $200,000)                                      $     189,522

U.S. Government Securities - 16.5%
U.S. Government Agency Securities - 2.4%
$     390,000   FHLMC
                3.15% due 12/16/2008                 $     374,933
                FNMA
    1,850,000   3.25% due 1/15/2008                      1,802,809
    1,100,000   4.625% due 10/15/2014                    1,100,352
                                                       -----------
                                                         3,278,094

U.S. Treasury Bonds and Notes - 14.1%
                U.S. Treasury Bonds
    2,418,000   5.375% due 2/15/2031                     2,708,914
    1,610,000   6.00% due 2/15/2026                      1,898,794
    2,380,000   6.25% due 8/15/2023                      2,845,866
                U.S. Treasury Notes
    5,550,000   3.625% due 1/15/2010                     5,421,872
      655,000   4.125% due 8/15/2010                       652,058
    3,745,000   4.25% due 8/15/2015                      3,721,594
    2,000,000   4.375% due 8/15/2012                     2,011,796
                                                       -----------
                                                        19,260,894

   Total U.S. Government Securities
(Cost $22,522,280)                                      22,538,988

Commercial Paper - 2.6%
Finance Companies - 1.2%
$   1,600,000   Barton Capital Corp.
                3.73% due 10/18/2005(2)              $   1,597,181


   Principal
   Amount                                              Value
------------------------------------------------------------------
Utilities-Electric and Water - 1.4%
$   1,900,000   National Rural Utilities Coop. Fin.
                3.77% due 10/31/2005(2)              $   1,894,031

   Total Commercial Paper
(Cost $3,491,213)                                        3,491,212

Repurchase Agreement - 1.7%
$   2,345,000   State Street Bank and Trust Co.
                repurchase agreement,
                dated 9/30/2005, maturity
                value $2,345,713 at
                3.65%, due 10/3/2005
(Cost $2,345,000)(2)(3)                              $   2,345,000

Total Investments - 101.8%
(Cost $139,181,437)                                    138,782,063
Payables for Mortgage Pass-Throughs Delayed Delivery Se -1,526,719
Liablities in Excess of Cash, Receivables and
Other Assets - (0.7)%                                   -1,018,381
Net Assets - 100%                                    $ 136,236,963



+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At September 30, 2005, the aggregate market value of these securities amounted to $2,798,056 representing 2.1% of net assets.

(1) Floating rate note. The rate shown is the rate in effect at September 30, 2005.
(2)  Securities are segregated to cover forward mortgage purchases.
(3) The repurchase agreement is fully collateralized by $2,405,000 in U.S. Government Agency 0.00%, due 11/10/2005, with a value of $2,395,230.

------------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation ................. $      1,140,456
Gross unrealized depreciation .................       (1,539,830)
					                     --------------
Net unrealized depreciation ...................... $  (  399,374)
                                                  ==============

------------------------------------------------------------------

The Guardian Low Duration Bond Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


   Principal
   Amount                                              Value
------------------------------------------------------------------
Asset Backed Securities - 27.3%
$     340,000   Ameriquest Mtg. Secs., Inc.
                2003-5 A6
                4.541% due 4/25/2033                 $     336,702
      570,000   Capital Auto Receivables Asset Tr.
                2005-1 A4
                4.05% due 7/15/2009                        565,569
      340,000   Carmax Auto Owner Tr.
                2005-1 A4
                4.35% due 3/15/2010                        337,819
      282,000   Caterpillar Financial Asset Tr.
                2004-A A3
                3.13% due 1/26/2009                        278,503
      500,000   Chase Manhattan Auto Owner Tr.
                2003-A A4
                2.06% due 12/15/2009                       485,847
      345,000   Countrywide Asset-Backed Certificates
                2004-S1 A2
                3.872% due 3/25/2020                       339,401
      565,000   Ford Credit Auto Owner Tr.
                2005-B A4
                4.38% due 1/15/2010                        562,203
      590,000   Harley-Davidson Motorcycle Tr.
                2004-1 A2
                2.53% due 11/15/2011                       571,764
      340,000   MBNA Credit Card Master Nt. Tr.
                2005-A7 A7
                4.30% due 2/15/2011                        337,875
      242,000   Navistar Financial Corp. Owner Tr.
                2004-A A3
                2.01% due 8/15/2008                        238,259
      510,000   New Century Home Equity Loan Tr.
                2004-4 A4
                4.11% due 2/25/2035(1)                     511,117
      335,000   Nissan Auto Receivables Owner Tr.
                2003-B A4
                2.05% due 3/16/2009                        326,355
      400,000   PP&L Transition Bond Co. LLC
                1999-1 A7
                7.05% due 6/25/2009                        410,545
      510,000   Renaissance Home Equity Loan Tr.
                2005-2 AF3
                4.499% due 8/25/2035(1)                    504,001
                Residential Asset Mtg. Prods., Inc.
      109,069   2003-RZ3 A3
                2.14% due 2/25/2030                        108,723
      510,000   2003-RZ4 A5
                4.66% due 2/25/2032                        504,590


   Principal
   Amount                                              Value
------------------------------------------------------------------
$     560,000   Residential Asset Secs. Corp.
                2003-KS2 AI5
                5.01% due 4/25/2033                  $     557,389
      300,000   Residential Funding Mtg. Secs.
                2003-HS3 AI2
                3.15% due 7/25/2018                        295,549
      160,318   SLMA Student Loan Tr.
                2002-5 A4L
                4.02% due 9/17/2018(1)                     160,985
                Volkswagen Auto Lease Tr.
      450,000   2004-A A4A
                3.09% due 8/20/2010                        441,516
      495,000   2005-A A2
                3.52% due 4/20/2007                        493,037
      335,000   WFS Financial Owner Tr.
                2003-3 A4
                3.25% due 5/20/2011                        329,868
      587,000   World Omni Auto Receivables Tr.
                2005-A A4
                3.82% due 11/12/2011                       575,264

   Total Asset Backed Securities
(Cost $9,364,753)                                        9,272,881

Collateralized Mortgage Obligations - 14.6%
$     277,422   Countrywide Alternative Loan Tr.
                2005-14 1A1
                3.30% due 5/25/2035(1)               $     272,333
                FHLMC
      435,000   2598 QC
                4.50% due 6/15/2027                        431,159
      339,902   1534 Z
                5.00% due 6/15/2023                        333,606
      249,299   2744 VC
                5.50% due 4/15/2011                        253,786
      420,000   2500 TD
                5.50% due 2/15/2016                        423,913
      154,507   20 H
                5.50% due 10/25/2023                       155,965
      322,000   2686 JG
                5.50% due 4/15/2028                        321,911
      396,191   1650 J
                6.50% due 6/15/2023                        402,724
                FNMA
      408,774   2003-24 PU
                3.50% due 11/25/2015                       398,492
      340,000   2005-39 CL
                5.00% due 12/25/2021                       339,829
      300,000   2005-22 HK
                5.00% due 11/25/2023                       300,816
      443,000   2003-13 ME
                5.00% due 2/25/2026                        443,614
      233,559   2002-55 PC
                5.50% due 4/25/2026                        233,917
      146,525   2001-51 PH
                6.00% due 8/25/2030                        148,225
       98,994   GNMA
                2002-93 NV
                4.75% due 2/20/2032                         98,083


   Principal
   Amount                                              Value
------------------------------------------------------------------
$      46,850   Prudential Home Mtg. Secs.
                1993-60 A3
                6.75% due 12/25/2023                 $      46,732
      340,000   Washington Mutual
                2003-AR10 A4
                4.071% due 10/25/2033(1)                   336,605

   Total Collateralized Mortgage Obligations
(Cost $5,016,442)                                        4,941,710

Commercial Mortgage Backed Securities - 11.1%
                Chase Comm'l. Mtg. Secs. Corp.
$     625,000   1998-2 A2
                6.39% due 11/18/2030                 $     652,904
      570,000   1997-1 C
                7.37% due 6/19/2029                        590,770
      250,792   GMAC Comm'l. Mtg. Sec., Inc.
                1997-C1 A3
                6.869% due 7/15/2029                       258,379
      140,000   GMAC Comm'l. Mtg. Secs., Inc.
                1999-C2 A2
                6.945% due 9/15/2033                       149,170
      259,338   Greenwich Capital Comm'l. Funding Corp.
                2004-GG1 A2
                3.835% due 6/10/2036                       255,333
      260,000   J.P. Morgan Comm'l. Mtg. Fin. Corp.
                1997-C5 B
                7.159% due 9/15/2029                       270,301
      123,376   LB UBS Comm'l. Mtg. Tr.
                2001-C3 A1
                6.058% due 6/15/2020                       126,733
        3,882   Midland Realty Acceptance Corp.
                1996-C1 C
                7.857% due 8/25/2028(1)                      3,872
                Morgan Stanley Capital I
       16,115   1999-WF1 A1
                5.91% due 11/15/2031                        16,168
      340,000   1999-RM1 E
                7.21% due 12/15/2031(1)                    361,935
      509,226   Mtg. Capital Funding, Inc.
                1998-MC3 A2
                6.337% due 11/18/2031                      525,392
      529,000   Salomon Brothers Mtg. Secs. VII, Inc.
                2001-C2 A2
                6.168% due 2/13/2010                       547,346

   Total Commercial Mortgage Backed Securities
(Cost $3,832,159)                                        3,758,303

Corporate Bonds - 27.3%
Automotive - 3.8%
$     500,000   Daimler Chrysler NA Hldg.
                4.75% due 1/15/2008                  $     497,366


   Principal
   Amount                                              Value
------------------------------------------------------------------
$     400,000   Ford Motor Credit Co.
                6.875% due 2/1/2006                  $     401,637
      400,000   General Motors Acceptance Corp.
                6.125% due 9/15/2006                       401,270
                                                       -----------
                                                         1,300,273

Entertainment - 1.2%
      400,000   AOL Time Warner, Inc.
                6.15% due 5/1/2007                         408,826

Finance Companies - 5.9%
      500,000   American General Fin. Corp.
                5.875% due 12/15/2005                      501,642
      500,000   Capital One Bank
                6.875% due 2/1/2006                        503,916
      500,000   General Electric Capital Corp.
                3.50% due 8/15/2007                        491,325
      500,000   MBNA America Bank NA
                6.50% due 6/20/2006                        507,147
                                                       -----------
                                                         2,004,030

Financial - 0.7%
      250,000   Lehman Brothers Hldgs., Inc.
                6.25% due 5/15/2006                        252,678

Lodging - 0.7%
      250,000   Marriott Int'l., Inc.
                6.875% due 11/15/2005                      250,733

Media-Cable - 1.5%
      500,000   Cox Comm., Inc.
                7.75% due 8/15/2006                        512,682

Metals and Mining - 1.6%
      500,000   Steel Dynamics, Inc.
                9.50% due 3/15/2009                        531,250

Natural Gas-Pipelines - 2.6%
      500,000   Enterprise Prod. Operating LP
                4.00% due 10/15/2007                       490,002
      400,000   Sempra Energy
                4.621% due 5/17/2007                       399,164
                                                       -----------
                                                           889,166

Real Estate Investment Trust - 2.7%
      505,000   Avalon Bay Communities, Inc.
                6.80% due 7/15/2006                        513,411
      400,000   Simon Ppty. Group LP
                6.875% due 10/27/2005                      400,657
                                                       -----------
                                                           914,068

Services - 0.8%
      250,000   Cendant Corp.
                6.875% due 8/15/2006                       254,646

Utilities-Electric and Water - 2.8%
      500,000   Nisource Fin. Corp.
                7.625% due 11/15/2005                      501,839


   Principal
   Amount                                              Value
------------------------------------------------------------------
$     425,000   PSEG Power LLC
                6.875% due 4/15/2006                 $     430,076
                                                       -----------
                                                           931,915

Wireline Communications - 3.0%
      500,000   France Telecom
                7.20% due 3/1/2006(1)                      505,801
      500,000   Sprint Capital Corp.
                6.00% due 1/15/2007                        508,331
                                                       -----------
                                                         1,014,132

   Total Corporate Bonds
(Cost $9,366,971)                                        9,264,399

U.S. Government Securities - 17.7%
U.S. Government Agency Securities - 7.1%
                FHLMC
$     585,000   3.15% due 12/16/2008                       562,400
      375,000   3.625% due 2/15/2008                       368,726
      566,000   5.125% due 11/7/2013                       566,463
      920,000   FNMA
                3.875% due 2/15/2010                       897,260
                                                       -----------
                                                         2,394,849

U.S. Treasury Notes - 10.6%
                U.S. Treasury Notes
      600,000   2.625% due 5/15/2008                       576,985
      765,000   3.125% due 5/15/2007                       752,449
      340,000   3.375% due 12/15/2008                      331,673
      180,000   3.75% due 5/15/2008                        178,073
      886,000   3.875% due 5/15/2010                       873,160
      225,000   4.00% due 8/31/2007                        224,235
      660,000   4.125% due 8/15/2008                       659,021
                                                       -----------
                                                         3,595,596

   Total U.S. Government Securities
(Cost $6,045,641)                                        5,990,445

Repurchase Agreement - 1.5%
$519,000        State Street Bank and Trust Co.
                repurchase agreement,
                dated 9/30/2005, maturity
                value $519,158 at
                3.65%, due 10/3/2005(2)
(Cost $519,000)                                      $     519,000

Total Investments - 99.5%
(Cost $34,144,966)                                      33,746,738
Cash, Receivables, and Other Assets
Less Liabilities - 0.5%                                    174,054
Net Assets - 100%                                    $  33,920,792


(1) Floating rate note. The rate shown is the rate in effect at September 30, 2005.
(2) The repurchase agreement is fully collateralized by $525,000 in U.S. Government Agency 5.40%, due 6/15/2015, with a value of $529,594.

------------------------------------------------------------------


Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation ................. $           5,266
Gross unrealized depreciation .................        (  403,494)
							            -----------
Net unrealized depreciation ....................$        (398,228)
                                                   ==============

------------------------------------------------------------------

The Guardian High Yield Bond Fund

 Schedule of Investments

September 30, 2005 (Unaudited)

                                        Rating
   Principal                            Moody's/
   Amount                               S&P*          Value
------------------------------------------------------------------
Corporate Bonds - 93.6%
Aerospace and Defense - 1.6%
               Comm. & Power Inds., Inc.
$     671,000  Sr. Sub. Nt.
               8.00% due 2/1/2012       B3/B-      $   684,420
               L-3 Comms. Corp.
      404,000  Sr. Sub. Nt.
               6.125% due 7/15/2013     Ba3/BB+        401,980
      200,000  Sr. Sub. Nt.+
               6.375% due 10/15/2015    Ba3/BB+        201,500

                                                      1,287,900


Automotive - 5.1%
               General Motors Acceptance Corp.
    2,685,000  Nt.
               6.75% due 12/1/2014      Ba1/BB        2,335,531
               Keystone Automotive Operations
      808,000  Sr. Sub. Nt.
               9.75% due 11/1/2013      B3/B-          803,960
               Tenneco Automotive, Inc.
      515,000  Sr. Nt.
               8.625% due 11/15/2014    B3/B-          518,863
               United Components, Inc.
      400,000  Sr. Sub. Nt.
               9.375% due 6/15/2013     B3/B           398,000

                                                      4,056,354

Building Materials - 2.1%
               Compression Polymers Hldg. Corp.
      600,000  Sr. Nt.+
               10.50% due 7/1/2013      B2/B-          556,500
               Norcraft Cos. Fin.
      500,000  Sr. Sub. Nt.
               9.00% due 11/1/2011      B3/B-          517,500
               Texas Inds., Inc.
      570,000  Sr. Nt.+
               7.25% due 7/15/2013      Ba3/BB-        592,800

                                                      1,666,800

Chemicals - 6.0%
               Equistar Chemicals LP
    1,185,000  Sr. Nt.
               10.125% due 9/1/2008     B2/BB-        1,273,875
               Huntsman Advanced Materials
      373,000  Sr. Sec. Nt.
               11.00% due 7/15/2010     Ba3/B          417,760
               Huntsman ICI Chemicals LLC
      400,000  Sr. Sub. Nt.
               10.125% due 7/1/2009     B3/B           411,500
               Huntsman Int'l. LLC
      224,000  Sr. Nt.
               9.875% due 3/1/2009      B2/B           236,600
               Koppers, Inc.
      584,000  Sr. Nt.
               9.875% due 10/15/2013    B2/B           645,320
               Lyondell Chemical Co.
      372,000  Sr. Sub. Nt.
               10.875% due 5/1/2009     B3/B           383,160
               Millennium America, Inc.
      484,000  Sr. Nt.
               9.25% due 6/15/2008      B1/BB-         520,300

                                        Rating
   Principal                            Moody's/
   Amount                               S&P*          Value
------------------------------------------------------------------
               Nell AF SARL
$     700,000  Sr. Nt.+
               8.375% due 8/15/2015     B2/B-      $   684,250
               Rhodia S.A.
      200,000  Sr. Nt.
               10.25% due 6/1/2010      B3/CCC+        211,500

                                                      4,784,265

Construction Machinery - 2.6%
               Nationsrent, Inc.
      400,000  Sr. Sub. Nt.
               9.50% due 5/1/2015       Caa1/B-        416,000
               NMHG Hldg. Co.
      140,000  Sr. Nt.
               10.00% due 5/15/2009     B3/B+          149,800
               Terex Corp.
      285,000  Sr. Sub. Nt.
               9.25% due 7/15/2011      Caa1/B         306,375
      285,000  Sr. Sub. Nt. Ser. B
               10.375% due 4/1/2011     Caa1/B         304,950
               United Rentals NA, Inc.
      960,000  Sr. Sub. Nt.
               7.75% due 11/15/2013     Caa1/B+        926,400

                                                      2,103,525

Consumer Products - 2.1%
               Bombardier Recreational Products
      286,000  Sr. Sub. Nt.
               8.375% due 12/15/2013    B3/B-          299,585
               Elizabeth Arden, Inc.
      410,000  Sr. Sub. Nt.
               7.75% due 1/15/2014      B2/B-          417,175
               Jafra Cosmetics
      539,000  Sr. Sub. Nt.
               10.75% due 5/15/2011     B3/B-          598,290
               Riddell Bell Hldgs., Inc.
      360,000  Sr. Sub. Nt.
               8.375% due 10/1/2012     B3/B-          354,600

                                                      1,669,650

Electric - 14.6%
               Allegheny Energy Supply
    1,490,000  Nt.
               7.80% due 3/15/2011      Ba3/B         1,631,550
               Edison Mission Energy
      365,000  Sr. Nt.
               9.875% due 4/15/2011     B1/B+          432,525
               Mission Energy Hldg.
    1,840,000  Sr. Sec. Nt.
               13.50% due 7/15/2008     B2/CCC+       2,166,600
               Nevada Power Co.
      515,000  Mtg. Nt. Ser. L
               5.875% due 1/15/2015     Ba1/BB         507,613
               NRG Energy, Inc.
    1,346,378  Sr. Sec. Nt.
               8.00% due 12/15/2013     B1/B          1,433,893
               Sierra Pacific Resources
    1,600,000  Sr. Nt.
               8.625% due 3/15/2014     B1/B-         1,763,600
               Teco Energy, Inc.
      202,000  Sr. Nt.+
               6.75% due 5/1/2015       Ba2/BB         211,595

                                        Rating
   Principal                            Moody's/
   Amount                               S&P*          Value
------------------------------------------------------------------
$   1,295,000  Nt.
               7.00% due 5/1/2012       Ba2/BB     $  1,366,225
               TXU Corp.
    1,010,000  Sr. Nt. Ser. P
               5.55% due 11/15/2014     Ba1/BB+        958,820
               UtiliCorp United, Inc.
    1,200,000  Sr. Nt.
               7.75% due 6/15/2011      B2/B-         1,263,000

                                                      11,735,421

Energy - 3.6%
               Chesapeake Energy Corp.
      318,000  Sr. Nt.
               6.375% due 6/15/2015     Ba2/BB         319,590
      398,000  Sr. Nt.
               6.625% due 1/15/2016     Ba2/BB-        402,975
               Dresser, Inc.
      447,000  Sr. Nt.
               9.375% due 4/15/2011     B2/B-          471,585
               Newpark Resources, Inc.
      700,000  Sr. Sub. Nt. Ser. B
               8.625% due 12/15/2007    B2/B           696,500
               Pride Int'l., Inc.
      219,000  Sr. Nt.
               7.375% due 7/15/2014     Ba2/BB-        237,889
               Western Oil Sands, Inc.
      298,000  Sr. Sec Nt.
               8.375% due 5/1/2012      Ba2/BB+        342,327
               Whiting Petroleum Corp.
      400,000  Sr. Sub. Nt.+
               7.00% due 2/1/2014       B2/B-          405,500

                                                      2,876,366

Entertainment - 0.9%
               Intrawest Corp.
      720,000  Sr. Nt.
               7.50% due 10/15/2013     B1/B+          737,100

Environmental - 0.4%
               Allied Waste NA, Inc.
      335,000  Sr. Nt.
               7.875% due 4/15/2013     B2/BB-         341,700

Food and Beverage - 3.1%
               American Seafood Group LLC
      560,000  Sr. Sub. Nt.
               10.125% due 4/15/2010    B3/B-          599,200
               ASG Consolidated LLC
      550,000  Sr. Disc. Nt.(1)
               0% due 11/1/2011         Caa1/B-        420,750
               Del Monte Corp.
      618,000  Sr.Sub. Nt.+
               6.75% due 2/15/2015      B2/B           621,090
               Michael Foods, Inc.
      808,000  Sr. Sub. Nt.
               8.00% due 11/15/2013     B3/B-          825,170

                                                      2,466,210

Health Care - 7.3%
               Coventry Health Care, Inc.
      618,000  Sr. Nt.
               6.125% due 1/15/2015     Ba1/BBB-       633,450

                                        Rating
   Principal                            Moody's/
   Amount                               S&P*          Value
------------------------------------------------------------------
               DaVita, Inc.
$     560,000  Sr. Sub. Nt.
               7.25% due 3/15/2015      B3/B       $   567,700
               Fisher Scientific Int'l., Inc.
      800,000  Sr. Sub. Nt.+
               6.125% due 7/1/2015      Ba3/BB+        802,000
               Fresenius Medical Care
      570,000  Capital Tr.
               7.875% due 6/15/2011     B1/BB-         612,750
               HCA, Inc.
      995,000  Sr. Nt.
               6.30% due 10/1/2012      Ba2/BB+        989,011
               Lifecare Hldgs., Inc.
      400,000  Sr. Sub. Nt.+
               9.25% due 8/15/2013      Caa1/CCC+      344,000
               Medical Device Mfg., Inc.
      366,000  Sr. Sub. Nt. Ser. B
               10.00% due 7/15/2012     Caa1/B-        397,110
               National Nephrology Assocs., Inc.
      515,000  Sr. Sub. Nt.+
               9.00% due 11/1/2011      B1/B           572,938
               Triad Hospitals, Inc.
      498,000  Sr. Sub. Nt.
               7.00% due 11/15/2013     B3/B+          504,225
               Vanguard Health Hldg. Co. II
      400,000  Sr. Sub. Nt.
               9.00% due 10/1/2014      Caa1/CCC+      426,000

                                                      5,849,184

Home Construction - 1.5%
               K. Hovnanian Enterprises, Inc.
      309,000  Sr. Sub. Nt.
               7.75% due 5/15/2013      Ba2/B+         314,794
               KB Home
      400,000  Sr. Nt.
               6.25% due 6/15/2015      Ba1/BB+        387,875
               Meritage Homes Corp.
      500,000  Sr. Nt.
                                        Ba3/BB-        481,250

                                                      1,183,919

Industrial-Other - 0.8%
               Da Lite Screen Co., Inc.
      224,000  Sr. Nt.
               9.50% due 5/15/2011      B2/B-          236,320
               Williams Scotsman, Inc.
      400,000  Sr. Nt.+
               8.50% due 10/1/2015      B3/B           405,000

                                                       641,320

Lodging - 1.6%
               Host Marriott LP
      900,000  Sr. Nt. Ser. O
               6.375% due 3/15/2015     Ba3/B+         873,000
               John Q. Hammons Hotels, Inc.
          731  1st Mtg. Nt. Ser. B
               8.875% due 5/15/2012     B2/B               813
               Royal Caribbean Cruises Ltd.
      400,000  Sr. Nt.
               6.875% due 12/1/2013     Ba1/BB+        415,000

                                                      1,288,813

                                        Rating
   Principal                            Moody's/
   Amount                               S&P*          Value
------------------------------------------------------------------
Media-Cable - 4.4%
               Charter Comm. Hldgs. II
$   1,272,000  Sr. Nt.
               10.25% due 9/15/2010     Caa1/CCC-  $  1,303,800
               Charter Comm. Operating LLC
      372,000  Sr. Nt.+
               8.00% due 4/30/2012      B2/B-          374,790
               CSC Hldgs., Inc.
      400,000  Sr. Nt. Ser. B
               7.625% due 4/1/2011      B1/BB-         393,000
      600,000  Debt.
               7.875% due 2/15/2018     B1/BB-         573,000
               Insight Comm., Inc.
      515,000  Sr. Disc. Nt.(1)
               0% due 2/15/2011         Caa1/CCC+      525,300
               Insight Midwest LP
      373,000  Sr. Nt.
               10.50% due 11/1/2010     B2/B           391,650

                                                      3,561,540

Media-NonCable - 5.0%
               Dex Media East LLC
      351,000  Sr. Sub. Nt.
               12.125% due 11/15/2012   B2/B           410,670
               DirecTV Hldgs. Fin.
      800,000  Sr. Nt.+
               6.375% due 6/15/2015     Ba2/BB-        794,000
      181,000  Sr. Nt.
               8.375% due 3/15/2013     Ba2/BB-        197,516
               EchoStar DBS Corp.
      365,000  Sr. Nt.
               6.375% due 10/1/2011     Ba3/BB-        361,806
      400,000  Sr. Nt.
               6.625% due 10/1/2014     Ba3/BB-        396,000
               Houghton Mifflin Co.
      500,000  Sr. Sub. Nt.
               9.875% due 2/1/2013      Caa1/B-        530,000
               R.H. Donnelley Fin. Corp. I
      465,000  Sr. Sub. Nt.+
               10.875% due 12/15/2012   B2/B+          521,963
               Radio One, Inc.
      795,000  Sr. Sub. Nt.+
               6.375% due 2/15/2013     B2/B           783,075

                                                      3,995,030

Metals and Mining - 2.2%
               Luscar Coal Ltd.
      286,000  Sr. Nt.
               9.75% due 10/15/2011     Ba3/BB         308,880
               Oregon Steel Mills, Inc.
    1,030,000  1st Mtg. Nt.
               10.00% due 7/15/2009     Ba3/B+        1,109,825
               Peabody Energy Corp.
      365,000  Sr. Nt. Ser. B
               6.875% due 3/15/2013     Ba3/BB-        381,425

                                                      1,800,130

Natural Gas-Pipelines - 6.0%
               Colorado Interstate Gas Co.
      800,000  Sr. Nt.+
               5.95% due 3/15/2015      B1/B           775,950

                                        Rating
   Principal                            Moody's/
   Amount                               S&P*          Value
------------------------------------------------------------------
               El Paso Natural Gas
$     670,000  Sr. Nt. Ser. A
               7.625% due 8/1/2010      B1/B       $   696,648
               Holly Energy Partners LP
      410,000  Sr. Nt.+
               6.25% due 3/1/2015       Ba3/B+         405,900
               Northwest Pipeline Corp.
      208,000  Sr. Nt.
               8.125% due 3/1/2010      Ba2/B+         222,040
               Pacific Energy Partners, L.P.
      280,000  Sr. Nt.+
               6.25% due 9/15/2015      Ba2/BB-        280,700
               Southern Natural Gas Co.
      623,000  Nt.
               7.35% due 2/15/2031      B1/B           636,013
               Transcontinental Gas Pipeline Corp.
      180,000  Nt. Ser. B
               7.00% due 8/15/2011      Ba2/B+         191,250
               Williams Cos., Inc.
    1,300,000  Sr. Nt.
               7.75% due 6/15/2031      B1/B+         1,407,250
      175,000  Sr. Nt.
               8.125% due 3/15/2012     B1/B+          191,187

                                                      4,806,938

Non Sovereign - 1.4%
               Gazprom OAO
      900,000  Nt.+
               9.625% due 3/1/2013      NR/BB-        1,117,125

Noncaptive Consumer - 0.7%
               Dollar Financial Group, Inc.
      559,000  Sr. Nt.
               9.75% due 11/15/2011     B3/B           581,360

Packaging - 2.5%
               Ball Corp.
      417,000  Sr. Nt.
               6.875% due 12/15/2012    Ba2/BB         425,340
               Crown European Hldgs. S.A.
      355,000  Sr. Sec. Nt.
               9.50% due 3/1/2011       B1/B+          388,725
               Owens-Brockway Glass Container
      400,000  Sr. Sec. Nt.
               7.75% due 5/15/2011      B1/BB-         416,000
      424,000  Sr. Sec. Nt.
               8.875% due 2/15/2009     B1/BB-         445,200
               Silgan Hldgs., Inc.
      298,000  Sr. Sub. Nt.
               6.75% due 11/15/2013     B1/B+          298,745

                                                      1,974,010

Paper and Forest Products - 2.3%
               Georgia-Pacific Corp.
      618,000  Sr. Nt.
               9.375% due 2/1/2013      Ba1/BB+        689,070
               Graphic Packaging Int'l., Inc.
      522,000  Sr. Sub. Nt.
               9.50% due 8/15/2013      B3/B-          490,680
               Jefferson Smurfit Corp.
      500,000  Sr. Nt.
               7.50% due 6/1/2013       B2/B           450,000

                                        Rating
   Principal                            Moody's/
   Amount                               S&P*          Value
------------------------------------------------------------------
               Millar Western Forest
$     298,000  Sr. Nt.
               7.75% due 11/15/2013     B2/B+      $   254,045

                                                      1,883,795

Pharmaceuticals - 0.0%
               AmerisourceBergen Corp.
          731  Sr. Nt.
               7.25% due 11/15/2012     Ba2/BB+            846

Retailers - 2.4%
               J.C. Penney Co., Inc.
    1,648,000  Debt.
               7.95% due 4/1/2017       Ba1/BB+       1,911,680

Technology - 2.4%
               Flextronics Int'l Ltd.
      606,000  Sr. Sub. Nt.
               6.25% due 11/15/2014     Ba2/BB-        602,970
               Iron Mountain, Inc.
      700,000  Sr. Sub. Nt.
               8.625% due 4/1/2013      Caa1/B         733,250
               Magnachip Semiconductor
      600,000  Sr. Sec. Nt.
               6.875% due 12/15/2011    Ba3/B+         576,000

                                                      1,912,220

Textile - 0.8%
               Oxford Inds., Inc.
      300,000  Sr. Nt.
               8.875% due 6/1/2011      B2/B           312,000
               Russell Corp.
      350,000  Sr. Nt.
               9.25% due 5/1/2010       B2/B           353,500

                                                       665,500

Transportation - 0.8%
               OMI Corp.
      600,000  Sr. Nt.
               7.625% due 12/1/2013     B1/B+          621,000

Wireless Communications - 5.7%
               Centennial Cell Comm. Corp.
      700,000  Sr. Nt.
               10.125% due 6/15/2013    B3/CCC         787,500
               Inmarsat Fin. PLC
      310,000  Sr. Nt.
               7.625% due 6/30/2012     B1/B           319,300
               Nextel Comm., Inc.
    1,970,000  Sr. Nt. Ser. D
               7.375% due 8/1/2015      Baa2/A-       2,109,015
               Nextel Partners, Inc.
      350,000  Sr. Nt.
               8.125% due 7/1/2011      Ba3/BB-        378,000
               Rogers Wireless, Inc.
      580,000  Sr. Sub. Nt.
               8.00% due 12/15/2012     B2/B+          612,625
               Ubiquitel Operating Co.
      298,000  Sr. Nt.
               9.875% due 3/1/2011      Caa1/CCC       330,780

                                                      4,537,220

                                        Rating
   Principal                            Moody's/
   Amount                               S&P*          Value
------------------------------------------------------------------
Wireline Communications - 3.7%
               Citizens Comm. Co.
$     400,000  Sr. Nt.
               9.25% due 5/15/2011      Ba3/BB+    $   439,000
               MCI, Inc.
      397,000  Sr. Nt.(2)
               7.688% due 5/1/2009      B2/B+          411,888
               Qwest Corp.
      500,000  Sr. Nt.+
               7.625% due 6/15/2015     Ba3/BB-        510,625
    1,085,000  Sr. Nt.
               7.875% due 9/1/2011      Ba3/BB-       1,131,112
               U.S. West Comm.
      480,000  Debt.
               8.875% due 6/1/2031      Ba3/BB-        484,800

                                                      2,977,425

               Total Corporate Bonds
(Cost $73,877,320)                                    75,034,346

Sovereign Debt Security - 1.6%
               Federative Republic of Brazil
$   1,163,000  Nt.
               9.25% due 10/22/2010     B1/BB-
(Cost $1,195,571)                                  $  1,307,212

Indexed Security - 0.2%
               Targeted Return Index Secs. Tr.
$     185,369  Ser. HY-2005-1+(2)
               7.408% due 6/15/2015     B1/BB-
(Cost $192,474)                                    $   188,844

   Shares                                             Value
------------------------------------------------------------------
Warrant - 0.0%
          330  XM Satellite Radio, Inc.
               exp. 3/15/2010
(Cost $66,660)                                     $    22,110


   Principal
   Amount                                             Value
------------------------------------------------------------------
Repurchase Agreement - 3.3%
$   2,596,000  State Street Bank and Trust Co.
               repurchase agreement,
               dated 09/30/2005, maturity
               value $2,596,790 at
               3.65%, due 10/3/2005(3)
(Cost $2,596,000)                                  $  2,596,000

Total Investments - 98.7%
(Cost $77,928,025)                                    79,148,512
Cash, Receivables, and Other Assets
Less Liabilities - 1.3%                               1,065,427
Net Assets - 100%                                  $  80,213,939


*  Unaudited.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/05, the aggregate market value of these securities amounted to $11,150,145 representing 13.9% of net assets.
(1)  Step-up bond.
(2) Floating rate note. The rate shown is the rate in effect at 9/30/05.
(3) The repurchase agreement is fully collateralized by $2,660,000 in U.S. Government Agency 0.00%, due 10/26/2005, with a value of $2,652,020.

-----------------------------------------------------------------

Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation .................$      2,195,095
Gross unrealized depreciation .................        (974,608)
                                                  --------------
Net unrealized appreciation .................  $      1,220,487
                                                  ==============
-----------------------------------------------------------------

The Guardian Tax-Exempt Fund

 Schedule of Investments

September 30, 2005 (Unaudited)

                                             Rating
   Principal                                 Moody's/
   Amount                                    S&P*           Value
------------------------------------------------------------------

Municipal Bonds - 107.1%
Alabama - 1.3%
$  1,000,000   Alabama 21st Century
               Auth. Tobacco Settlement Rev.,
               5.25% due 12/1/2009           Baa1/A-     $  1,075,900
     160,000   Alabama 21St Century
               Authority Tobacco,
               5.75% due 12/1/2019           Baa1/A-         172,123

                                                            1,248,023

Alaska - 1.4%
   1,300,000   Northern Tobacco
               Securitization Corp.,
               5.80% due 6/1/2012            Baa3/BBB       1,392,716

Arizona - 5.0%
   1,500,000   Phoenix, AZ Civic Impt.
               Corp. Wtr. Sys. Rev.,
               5.50% due 7/1/2020            Aaa/AAA        1,641,855
   1,000,000   Phoenix, AZ G.O. Ser. B,
               5.375% due 7/1/2020           Aa1/AA+        1,098,410



   1,500,000   Salt River Proj. AZ Agric.
               Impt. & Pwr. Dist. Rev.
               Ser. A,
               5.00% due 1/1/2028            Aa2/AA         1,592,520
     500,000   5.00% due 1/1/2029            Aa2/AA          529,560

                                                            4,862,345

Arkansas - 1.1%
   1,000,000   Arkansas St. G.O. Fed.
               Hwy. Grant Ser. A,
               5.50% due 8/1/2011            Aa2/AA         1,076,850

California - 12.0%
   2,000,000   California St. G.O.,
               5.25% due 11/1/2027           A2/A           2,136,800
   2,000,000   California St. Pub. Wks.
               Brd. Dept. of Mental Hlth.,
               5.50% due 6/1/2023            A3/A-          2,146,400
     750,000   Golden St. Tobacco
               Securitization Corp.
               Ser. 2003-A-1,
               5.00% due 6/1/2012            Baa3/BBB        795,660
   1,500,000   Los Angeles, CA Univ.
               Sch. Dist. Ref. Ser. A-1,
               5.00% due 7/1/2025            Aaa/AAA        1,588,860
   1,600,000   Los Angeles, CA Univ.
               Sch. Dist. Ser. A,
               2.76% due 10/1/2024(1)        Aaa/AAA        1,600,000
   1,250,000   Metropolitan Wtr. Dist. South
               California Wtrwks. Rev.
               Ser. B-1,
               5.00% due 10/1/2029           Aaa/AAA        1,311,212
   2,000,000   Sonoma Cnty. CA Jr.
               College Dist. Ser. B,
               5.00% due 8/1/2028            Aaa/AAA        2,107,600

                                                            11,686,532

                                             Rating
   Principal                                 Moody's/
   Amount                                    S&P*           Value
------------------------------------------------------------------
Colorado - 1.3%
$  1,200,000   Colorado Housing & Fin.
               Auth. Rev.,
               2.79% due 10/1/2030(1)        Aaa/AAA     $  1,200,000

Connecticut - 4.2%
   1,500,000   Connecticut St. Ser. A,
               2.77% due 2/15/2021(1)        Aa3/AA         1,500,000
   1,000,000   Connecticut St. Special Tax
               Obligation Rev. Trans.
               Infrastructure Ser. 1,
               2.81% due 9/1/2020(1)         Aaa/AAA        1,000,000
   1,500,000   Greater New Haven Wtr.
               Pollution Ctrl. Auth.      Ser. A,
               5.00% due 11/15/2030          Aaa/AAA        1,589,085

                                                            4,089,085

District of Columbia - 1.2%
   1,200,000   District Columbia Rev.,
               2.79% due 9/15/2029(1)        Aaa/AAA        1,200,000

Florida - 4.2%
   1,500,000   Florida St. Brd. of Ed.
               Lottery Rev. Ser. C,
               5.25% due 7/1/2016            Aaa/AAA        1,623,615
   2,255,000   St. Johns Cnty., FL
               Sales Tax Rev.,
               5.25% due 10/1/2027           Aaa/AAA        2,443,044

                                                            4,066,659

Georgia - 2.5%
   1,000,000   Fulton Cnty., GA Dev. Auth.
               Rev. Georgia Tech.
               Foundation Ser. A,
               5.125% due 11/1/2021          Aa1/AA+        1,069,540
     350,000   Gainesville, GA Wtr. &
               Swg. Rev.,
               5.25% due 11/15/2018          Aaa/AAA         380,013
   1,000,000   Municipal Electric Auth. Georgia,
               2.74% due 1/1/2026(1)         Aaa/AAA        1,000,000

                                                            2,449,553

Illinois - 1.1%
   1,000,000   Chicago, IL Brd. of Ed.
               Ser. A,
               5.25% due 12/1/2018           Aaa/AAA        1,080,940

Iowa - 1.8%
   1,615,000   Tobacco Settlement Auth.
                IA Rev. Ser. B,
               5.50% due 6/1/2011            Baa3/BBB       1,726,322

Kansas - 2.5%
   1,300,000   Kansas St. Dev. Fin.
               Auth. Lease,
               5.125% due 4/1/2022           Aaa/AAA        1,393,743
   1,000,000   Wyandotte Cnty., Kansas
               City, KS Impt. Ser. B,
               5.00% due 9/1/2028            Aaa/AAA        1,049,790

                                                            2,443,533

                                             Rating
   Principal                                 Moody's/
   Amount                                    S&P*           Value
------------------------------------------------------------------
Kentucky - 1.4%
$  1,250,000   Kentucky St. Ppty. &
               Bldgs. Commn. Rev.,
               5.00% due 8/1/2025            Aaa/AAA     $  1,323,538

Maryland - 1.1%
   1,000,000   Prince Georges Cnty., MD
               Industrial Dev. Auth. Ref.,
               5.00% due 6/30/2019           Aaa/AAA        1,072,790

Massachusetts - 4.8%
   2,000,000   Massachusetts St. Cons.
               Ln. Ser. C,
               5.00% due 9/1/2025            Aa2/AA         2,108,380
   1,500,000   Massachusetts St. Housing
               Fin. Agy. Ser. B,
               5.00% due 6/1/2030            Aa3/AA-        1,532,250
   1,000,000   Massachusetts St. Wtr.
               Resources Auth. Rev.
               Ser. A,
               5.00% due 8/1/2029            Aaa/AAA        1,050,130

                                                            4,690,760

Minnesota - 5.5%
   2,000,000   Minnesota St. Muni.
               Power Agy. Electric,
               5.25% due 10/1/2024           A3/NR          2,148,120
   1,500,000   Rochester, MN Waste
               Wtr. Ser. A G.O.,
               5.00% due 2/1/2026            Aaa/AAA        1,588,125
   1,500,000   St. Paul, MN Port Auth.
               Lease Rev.,
               5.125% due 12/1/2027          Aa2/AA+        1,579,005

                                                            5,315,250

Missouri - 1.1%
   1,000,000   Camdenton, MO Reorganized
               Sch. Dist.  Ref. & Impt. G.O.,
               5.25% due 3/1/2024            Aaa/AAA        1,082,470

New Jersey - 4.6%


   1,250,000   New Jersey Economic Dev.
               Auth. Rev. Ser. 0,
               5.125% due 3/1/2030           A1/AA-         1,311,275
   1,250,000   5.25% due 3/1/2026            A1/AA-         1,331,062
   1,735,000   Tobacco Settlement
               Financing Corp.,
               5.50% due 6/1/2012            Baa3/BBB       1,859,469

                                                            4,501,806

New York - 15.6%
   1,255,000   New York City Industrial
               Dev. Agy.,
               5.25% due 3/1/2018            Aaa/AAA        1,357,157
   2,000,000   New York St. Dormitory Auth.
               Rev. Mental Hlth. Facs.
               Impt. B,
               5.00% due 2/15/2030           Aaa/AAA        2,102,120
   2,000,000   New York St.
               Environmental Facs,
               5.00% due 6/15/2025           Aaa/AAA        2,122,940

                                             Rating
   Principal                                 Moody's/
   Amount                                    S&P*           Value
------------------------------------------------------------------
$  1,500,000   New York St. Twy. Auth.
               Hwy. & Brdg. Ser. B,
               5.00% due 4/1/2025            Aaa/AAA     $  1,589,535
   1,500,000   New York St. Urban Dev.
               Corp.,
               5.25% due 1/1/2021            NR/AA-         1,583,880
   1,500,000   New York, NY Subser. F-1,
               5.00% due 9/1/2016            A1/A+          1,605,150
   3,200,000   New York, NYC Transitional
               Fin. Auth. Rev. Ser. A-1,
               2.75% due 11/15/2022(1)       Aa1/AAA        3,200,000
   1,500,000   Sales Tax Asset Receivable
               Corp. Ser. A Rev.,
               5.00% due 10/15/2029          Aaa/AAA        1,585,905

                                                            15,146,687

North Carolina - 7.7%
   1,345,000   Appalachian St. Univ. NC
               Rev.  Ref.,
               5.00% due 7/15/2025           Aaa/NR         1,427,153
   1,800,000   North Carolina Educational Facs.
               Fin. Agy. Rev. Duke Univ. Proj.
               Ser. B,
               2.70% due 12/1/2021(1)        Aa1/AA+        1,800,000
   2,000,000   North Carolina St. Univ. NC
               Raleigh Rev. General Ser. A,
               5.00% due 10/1/2024           Aaa/AAA        2,137,860
   2,100,000   North Carolina St. Univ. NC
               Raleigh Rev. Ser. A,
               2.74% due 12/15/2019(1)       Aaa/AAA        2,100,000

                                                            7,465,013

Ohio - 3.4%
   2,000,000   Ohio St. Bldg. Auth. Ref.-
               St. Facs.-Hwy.,
               5.00% due 10/1/2010           Aaa/AAA        2,152,360
   1,050,000   Univ. of Cincinnati, OH
               General Rcpts. Ser. A,
               5.50% due 6/1/2011            Aaa/AAA        1,161,395

                                                            3,313,755

Puerto Rico - 7.1%
   2,000,000   Puerto Rico Comwlth. Hwy.
               & Transitional Auth. Rev.
               Ser. K,
               5.00% due 7/1/2019            Baa2/BBB+      2,110,320
   2,000,000   Puerto Rico Comwlth.,
               5.00% due 7/1/2029            Baa2/BBB       2,068,540
   1,000,000   Puerto Rico Muni. Fin.
               Agency Ser. A,
               5.25% due 8/1/2021            Aaa/AAA        1,093,910
   1,500,000   Puerto Rico Pub. Bldgs.
               Auth. Rev. Gov't. Facs.
               Ser. I,
               5.50% due 7/1/2020            Baa2/BBB       1,658,640

                                                            6,931,410

South Carolina - 5.0%
     350,000   Charleston Cnty., SC Sch.
               Dist. Ref. Ser. B,
               5.00% due 2/1/2016            Aa1/AA          372,985

                                             Rating
   Principal                                 Moody's/
   Amount                                    S&P*           Value
------------------------------------------------------------------
$  1,250,000   Charleston, SC Wtrwks. &
               Swr. Rev.,
               5.25% due 1/1/2018            Aa3/AA-     $  1,351,125
   1,000,000   Mount Pleasant, SC Wtr. &
               Swr. Rev. Ref. & Impt.,
               5.25% due 12/1/2019           Aaa/AAA        1,088,090
   2,000,000   Piedmont Muni. Power Agy.
               SC Electric Rev. Ref.
               Ser. B,
               2.74% due 1/1/2019(1)         Aaa/AAA        2,000,000

                                                            4,812,200

Virginia - 1.6%
   1,430,000   Newport News, VA Gen.
               Impt. Ser. D,
               5.00% due 12/1/2022           Aa2/AA         1,527,340

Washington - 5.2%
   1,250,000   Snohomish Cnty., WA G.O.,
               5.375% due 12/1/2019          Aaa/AAA        1,355,662
   2,000,000   Tobacco Settlement Auth.
               WA Rev.,
               6.25% due 6/1/2011            Baa3/BBB       2,212,840
   1,500,000   Univ. of Washington Univ.
               Rev. General Ser. A Rev.,
               2.79% due 12/1/2036(1)        Aaa/AAA        1,500,000

                                                            5,068,502

Wisconsin - 3.4%


               Badger Tobacco Asset
               Securitization Corp.,
   2,070,000   5.75% due 6/1/2011            Baa3/BBB       2,238,560
   1,005,000   6.00% due 6/1/2017            Baa3/BBB       1,072,938

                                                            3,311,498

   Total Municipal Bonds
(Cost $101,629,140)                                         104,085,577

Total Investments - 107.1%
(Cost $101,629,140)                                         104,085,577
Liablities in Excess of Cash, Receivables
and Other Assets - (7.1)%                                   -6,856,393
Net Assets - 100%                                        $  97,229,184


*  Unaudited.
(1)  Variable rate demand notes.
Glossary of Terms:
   G.O. - General Obligation.


------------------------------------------------------------------


Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
(depreciation) consists of:

Gross unrealized appreciation ..................... $    2,597,799
Gross unrealized depreciation .................        (   141,362)
						                --------------
Net unrealized appreciation ....................... $    2,456,437
							          ==============
------------------------------------------------------------------

The Guardian Cash Management Fund

 Schedule of Investments

September 30, 2005 (Unaudited)


Principal
Amount                                                 Value

------------------------------------------------------------------

Corporate Bonds - 5.3%
Capital Markets - 1.7%
                     Goldman Sachs Group LP
$        3,500,000   6.34% due 3/1/2006(1)           $  3,538,135
         1,000,000   6.75% due 2/15/2006(1)             1,009,958
         3,000,000   7.25% due 10/1/2005(1)             3,000,000

                                                        7,548,093

Conglomerates - 1.2%
         5,000,000   General Electric Capital Corp.
                     5.35% due 3/30/2006                5,028,989

Diversified Financial Services - 1.2%
         5,000,000   CIT Group, Inc.
                     6.50% due 2/7/2006                 5,045,809

Financial-Banks - 1.2%
         5,000,000   First Union National Bank
                     3.808% due 10/13/2005(2)           5,000,471

   Total Corporate Bonds
(Cost $22,623,362)                                     22,623,362

Certificates of Deposit - 2.3%
$        5,000,000   Depfa Bank PLC
                     3.75% due 10/17/2005            $  5,000,000
         5,000,000   Societe Generale NA
                     3.658% due 6/7/2006                5,000,000

   Total Certificates of Deposit
(Cost $10,000,000)                                     10,000,000

Commercial Paper - 71.4%
ASSET BACKED - 5.8%
                     Barton Capital Corp.
$       10,000,000   3.78% due 11/2/2005             $  9,966,400
         5,000,000   3.61% due 10/3/2005                4,998,997
        10,000,000   Surrey Funding Corp.
                     3.67% due 11/2/2005                9,967,378

   TOTAL ASSET BACKED                                  24,932,775

FINANCIAL - 23.1%
Capital Markets - 2.3%
        10,000,000   J.P.  Morgan Chase
                     3.74% due 10/25/2005               9,975,067

Diversified Financial Services - 1.2%
         5,000,000   Credit Suisse First Boston
                     3.77% due 11/30/2005               4,968,583

Finance Companies - 2.3%
        10,000,000   American General Fin. Corp.
                     3.61% due 10/6/2005                9,994,986

Financial-Banks - 8.2%
         5,000,000   Abbey National NA LLC
                     6.69% due 10/17/2005               5,006,265
         5,000,000   BNP Paribas Finance
                     3.83% due 11/28/2005               4,969,147
         5,000,000   Dexia Delaware
                     3.80% due 11/22/2005               4,972,556
        10,000,000   Dresdner Bank AG
                     3.735% due 10/21/2005              9,979,250

Principal
Amount                                                 Value

------------------------------------------------------------------
$        5,000,000   Societe Generale NA
                     3.66% due 10/31/2005            $  4,984,750
         5,000,000   UBS Finance, Inc.
                     3.70% due 11/23/2005               4,972,764

                                                       34,884,732

Financial-Other - 9.1%
                     Barclays US Fdg. LLC
         5,000,000   3.50% due 10/3/2005                4,999,028
         5,000,000   3.46% due 10/3/2005                4,999,039
                     Cooperative Association of Tractor Dealers
         3,400,000   3.83% due 12/5/2005                3,376,488
         5,000,000   3.92% due 12/22/2005               4,955,356
         5,000,000   Countrywide Fin. Corp.
                     3.81% due 10/28/2005               4,985,712
                     Govco, Inc.
         5,000,000   3.74% due 11/9/2005                4,979,742
         5,800,000   3.87% due 12/14/2005               5,753,861
         5,000,000   Rabobank
                     3.55% due 10/12/2005               4,994,576

                                                       39,043,802

   TOTAL FINANCIAL                                     98,867,170

INDUSTRIAL - 42.5%
Aerospace and Defense - 2.3%
        10,000,000   United Technologies Corp.
                     3.75% due 10/20/2005               9,980,208

Agricultural - 2.3%
        10,000,000   Cargill, Inc.
                     3.73% due 10/24/2005               9,976,170

Automotive - 5.8%
        10,000,000   American Honda Fin. Corp.
                     3.74% due 10/25/2005               9,975,066
         5,000,000   BMW US Capital LLC
                     3.69% due 11/16/2005               4,976,425
        10,000,000   Toyota Motor Credit Corp.
                     3.73% due 10/31/2005               9,968,917

                                                       24,920,408

Beverages - 3.5%
         5,000,000   Coca-Cola Enterprises, Inc.
                     3.61% due 10/24/2005               4,988,468
        10,000,000   PepsiCo., Inc.
                     3.72% due 10/31/2005               9,969,000

                                                       14,957,468

Chemicals - 2.8%
         6,802,000   E.I. Du Pont  de Nemours & Co.
                     3.72% due 10/18/2005               6,790,051
         5,100,000   E.I. Du Pont De Nemours & Co.
                     3.72% due 11/1/2005                5,083,663

                                                       11,873,714

Conglomerates - 1.2%
         5,000,000   General Electric Capital Corp.
                     3.54% due 10/20/2005               4,990,658


Principal
Amount                                                 Value

------------------------------------------------------------------
Diversified Manufacturing - 1.2%
$        5,000,000   Siemens Capital Corp.
                     3.72% due 10/24/2005            $  4,988,117

Electronics and Instruments - 2.3%
                     Sharp Electronics
         5,000,000   3.63% due 10/17/2005               4,991,933
         5,000,000   3.79% due 11/14/2005               4,976,839

                                                        9,968,772

Food Products - 2.6%
         6,000,000   Hershey Foods Corp.
                     3.70% due 10/24/2005               5,985,817
         5,000,000   McCormick & Co., Inc.
                     3.58% due 11/17/2005               4,976,630

                                                       10,962,447

Health Care Providers and Services - 3.5%
        15,000,000   United Healthcare Corp.
                     3.72% due 10/21/2005              14,969,000

Household Durables - 1.3%
         5,750,000   Stanley Works
                     3.74% due 10/25/2005               5,735,663

Media - 2.3%
                     Gannett Co.,  Inc.
         5,000,000   3.72% due 10/24/2005               4,988,117
         5,000,000   3.74% due 11/2/2005                4,983,378

                                                        9,971,495

Personal Products - 4.4%
         8,660,000   Estee Lauder Cos.,  Inc.
                     3.77% due 10/7/2005                8,654,559
        10,000,000   L'Oreal USA, Inc.
                     3.75% due 10/28/2005               9,971,875

                                                       18,626,434

Pharmaceuticals - 2.3%
        10,000,000   Alcon Fin.
                     3.71% due 10/21/2005               9,979,389

Utilities-Electric and Water - 4.7%
        10,000,000   National Rural Utilities Coop. Fin.
                     3.77% due 10/31/2005               9,968,583
                     Southern Co.
         5,000,000   3.74% due 10/12/2005               4,994,286
         5,000,000   3.75% due 10/13/2005               4,993,750

                                                       19,956,619

   TOTAL INDUSTRIAL                                    181,856,562

   Total Commercial Paper
(Cost $305,656,507)                                    305,656,507

Taxable Municipal Securities - 20.5%
California - 3.6%
$        7,465,000   California Housing Fin. Agency
                     3.86% due 10/5/2005(2)          $  7,465,000
         8,100,000   Sacramento Cnty., CA
                     3.85% due 10/5/2005(2)             8,100,000

                                                       15,565,000


Principal
Amount                                                 Value

------------------------------------------------------------------
Colorado - 3.0%
$       12,800,000   Colorado Housing & Fin. Auth.
                     3.85% due 10/5/2005(2)          $ 12,800,000

Connecticut - 1.9%
         8,000,000   Connecticut St. Housing & Fin. Auth.
                     3.80% due 10/6/2005(2)             8,000,000

Michigan - 0.9%
         4,000,000   Michigan St. Housing Dev. Auth.
                     3.85% due 10/5/2005(2)             4,000,000

New York - 6.1%
        16,355,000   New York City Trans.
                     3.85% due 10/5/2005(2)            16,355,000
         8,000,000   New York St. Dormitory Auth. Rev.
                     3.85% due 10/6/2005(2)             8,000,000
         2,000,000   New York St. Urban Dev. Corp.
                     2.24% due 12/15/2005(2)            1,994,510

                                                       26,349,510

Utah - 4.3%
        11,950,000   Utah Housing Corp. Single Family
                     3.85% due 10/5/2005(2)            11,950,000
                     Utah St. Housing Fin. Agency
         2,480,000   3.85% due 10/5/2005(2)             2,480,000
         3,840,000   3.92% due 10/5/2005(2)             3,840,000

                                                       18,270,000

Washington - 0.7%
         2,795,000   Seattle, WA
                     4.24% due 8/30/2006(2)             2,795,000

   Total Taxable Municipal Securities
(Cost $87,779,510)                                     87,779,510

Repurchase Agreement - 1.1%
$        4,934,000   State Street Bank and Trust Co.
                     repurchase agreement,
                     dated 9/30/2005, maturity
                     value $4,935,501
                     3.65%, due 10/3/2005(3)
                     (Cost $4,934,000)               $  4,934,000

Total Investments - 100.6%
(Cost $430,993,379)                                    430,993,379
Liablities in Excess of Cash, Receivables
and Other Assets - (0.6)%                              -2,618,270
Net Assets - 100%                                    $ 428,375,109


(1) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At September 30, 2005, the aggregate market value of these securities amounted to $4,548,093 representing 1.06% of net assets.
(2) Floating rate note. The rate shown is the rate in effect at September 30, 2005.
(3) The repurchase agreement is fully collateralized by $4,785,000 in U.S. Government Agency 5.50%, due 9/15/2011, with a value of $5,036,213.

-----------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Park Avenue Portfolio





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Park Avenue Portfolio


Date:     November 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Park Avenue Portfolio


Date:     November 9, 2005





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Park Avenue Portfolio


Date:     November 9, 2005